The Eaton Vance Municipals Trust
For the California Municipals Portfolio
        Florida Tax Free Portfolio
        Massachusetts Tax Free Portfolio
        Mississippi Tax Free Portfolio
        New York Tax Free Portfolio
        Ohio Tax Free Portfolio
        Rhode Island Tax Free Portfolio
        West Virginia Tax Free Portfolio

[LOGO]

Annual Shareholder Report
September 30, 1995


Portfolio Investment Adviser
Boston Management and Research
24 Federal Street
Boston, MA 02110

Fund Administrator
Eaton Vance Management
24 Federal Street
Boston, MA 02110
(617) 482-8260

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
24 Federal Street
Boston, MA 02110

Transfer Agent
The Shareholder Services Group, Inc.
BOS725
P.O. Box 1559
Boston, MA 02104

Independent Auditors
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110

--------------------------------------------------------------------------------
                         California Tax Free Portfolio
                 Portfolio of Investments - September 30, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
----------------------------------------------------------------------
                               COGENERATION - 3.4%
NR        BBB-       $ 2,985   Central Valley Financing
                               Authority, Carson Ice-Gen
                               Project, 6.20%, 7/1/20     $   2,914,584
NR        BBB-        10,900   Sacramento Cogeneration
                               Authority, Procter &
                               Gamble Project, 6.50%,
                               7/1/21                        10,987,636
                                                          -------------
                                                          $  13,902,220
                                                          -------------
                               ESCROWED TO MATURITY - 16.2%
NR        NR         $   130   City of Commerce Joint
                               Powers Financing
                               Authority, 8.00%, 3/1/22   $     153,456
NR        BBB          2,000   City of Rancho Mirage
                               Joint Powers Financing
                               Authority, Civic Center,
                               7.50%, 4/1/17                  2,320,380
Aaa       AAA          8,000   County of Sacramento,
                               SFMRB (GNMA), (AMT),
                               8.125%, 7/1/16 (2)             9,771,840
Aaa       AAA          6,000   County of Sacramento,
                               SFMRB (GNMA), (AMT),
                               8.25%, 1/1/21 (2)              7,790,400
Aaa       AAA         14,285   County of Sacramento,
                               SFMRB (GNMA), (AMT),
                               8.50%, 11/1/16 (2)            18,319,941
Aaa       AAA          3,000   City and County of San
                               Francisco Sewer System
                               Secondary "RITES,"
                               (AMBAC), Variable, 10/1/21
                               (1)                            3,604,680
Baa1      A-           2,375   City of San Luis Obispo,
                               Capital Improvement Board,
                               8.25%, 6/1/06                  2,489,523
NR        BBB          1,575   Fontana Public Financing
                               Authority, North Fontana
                               Redevelopment Project,
                               7.75%, 12/1/20                 1,871,462
Aaa       AAA          6,400   Port of Oakland, (BIGI),
                               0%, 11/1/05                    3,784,960
NR        NR           3,200   Oceanside California
                               Community Development
                               Commission, 8.40%, 6/1/18      3,357,408
NR        NR           3,000   Poway Redevelopment
                               Agency, Paguay
                               Redevelopment Project,
                               7.75%, 12/15/21                3,567,420
NR        BBB+         1,000   City of Upland, Police
                               Building Construction,
                               8.20%, 8/1/16                  1,054,870
NR        NR           4,000   Huntington Beach Public
                               Financing Authority,
                               Huntington Beach
                               Redevelopment Projects,
                               8.375%, 5/1/18                 4,472,080

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
NR        NR           2,975   Sacramento - Yolo Port
                               District Port Facilities,
                               8.30%, 12/1/03                 3,286,125
                                                          -------------
                                                          $  65,844,545
                                                          -------------
                               GENERAL OBLIGATIONS - 1.9%
Baa1      A          $ 3,000   Puerto Rico, 6.50%, 7/1/23 $   3,131,640
AA        Aa           5,000   East Bay Municipal
                               Utilities District,
                               Wastewater System, 5.00%,
                               4/1/15                         4,435,100
                                                          -------------
                                                          $   7,566,740
                                                          -------------
                               HOSPITALS - 1.1%
NR        BBB+       $ 2,700   City of Stockton, Dameron
                               Hospital Association,
                               8.30%, 12/1/14             $   2,854,818
NR        A            1,500   Woodland, Memorial
                               Hospital, 8.20%, 8/1/15        1,610,175
                                                          -------------
                                                          $   4,464,993
                                                          -------------
                               HOUSING - 8.6%
Aa        AA-        $ 3,770   California Housing Finance
                               Agency (HFA), (AMT),
                               7.375%, 8/1/11             $   3,923,288
Aa        AA-            800   California HFA, 7.375%,
                               8/1/17                           855,792
Aa        AA-          5,000   California HFA, (AMT),
                               7.40%, 8/1/26                  5,381,050
Aa        AA-          3,875   California HFA, (AMT),
                               (FHA) 7.50%, 8/1/25            4,150,513
Aa        AA-          8,185   California HFA, (AMT),
                               (FHA) 7.65%, 8/1/23            8,549,724
Aa        AA-          2,500   California HFA, 8.10%,
                               8/1/16                         2,571,800
Aa        AA-          2,500   California HFA, 8.20%,
                               8/1/17                         2,596,875
Aa        AA-          1,325   California HFA, (AMT),
                               8.60%, 8/1/19                  1,394,165
Aa3       NR              60   California HFA, 9.875%,
                               8/1/10                            61,343
A         NR             845   The Housing Authority of
                               the County of Los Angeles,
                               7.875%, 8/1/16                   874,541
NR        NR           2,000   The Housing Authority of
                               the County of Los Angeles,
                               10.50%, 12/1/29                2,061,700
NR        A+           2,050   City of Oakland, HFA,
                               7.10%, 1/1/10                  2,086,716
NR        AAA            495   County of Riverside,
                               California HFA (GNMA),
                               (AMT), 6.85%, 10/1/16            526,452
                                                          -------------
                                                          $  35,033,959
                                                          -------------

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--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
                               INSURED EDUCATION - 1.0%
Aaa       AAA        $ 3,330   Regents of the University
                               of California, (MBIA),
                               4.75%, 9/1/21              $   2,770,826
Aaa       AAA          1,500   Regents of the University
                               of California, (AMBAC),
                               4.875%, 9/1/19                 1,280,340
                                                          -------------
                                                          $   4,051,166
                                                          -------------
                               INSURED GENERAL OBLIGATION - 0.3%
Aaa       AAA        $ 4,700   Roseville Unified High
                               School District, (FGIC),
                               0%, 6/1/20                 $   1,032,919
                                                          -------------
                               INSURED HOUSING - 0.2%
Aaa       AAA        $   720   California HFA, (MBIA),
                               (AMT), 7.00%, 8/1/23       $     752,177
                                                          -------------
                               INSURED HOSPITALS - 1.1%
Aaa       AAA        $ 5,250   Anaheim Memorial Hospital,
                               (AMBAC), 5.125%, 5/15/20   $   4,547,813
                                                          -------------
                               INSURED LEASE
                               REVENUE/CERTIFICATE OF
                               PARTICIPATION - 4.3%
Aaa       AAA        $ 3,300   California Statewide
                               Communities Development
                               Authority, Motion Picture
                               and Television Fund,
                               (AMBAC), 5.68%, 1/1/24     $   3,052,401
Aaa       AAA          7,700   Moulton Niguel Water
                               District, (AMBAC), 4.80%,
                               9/1/17                         6,548,003
Aaa       AAA          4,350   Stockton, California
                               Wastewater Treatment
                               Plant, (FGIC), 6.80%,
                               9/1/24                         4,701,350
Aaa       AAA         13,985   Visalia Unified School
                               District, (MBIA), 0%,
                               12/1/17                        3,206,201
                                                          -------------
                                                          $  17,507,955
                                                          -------------
                               INSURED TAX
                               ALLOCATION - 1.0%
Aaa       AAA        $ 4,850   City of San Jose
                               Redevelopment Agency,
                               (MBIA), 4.75%, 8/1/24      $   4,000,086
                                                          -------------
                               INSURED TRANSPORTATION - 3.1%
Aaa       AAA        $10,000   Port of Oakland, (AMT),
                               (BIGI), 0%, 11/1/19        $   1,734,500
Aaa       AAA         10,000   Airports Commission City
                               and County of San
                               Francisco, San Francisco
                               International Airport,
                               (MBIA), 6.75%, 5/1/13         10,807,200
                                                          -------------
                                                          $  12,541,700
                                                          -------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
                               INSURED UTILITIES - 8.8%
Aaa       AAA        $ 5,700   Anaheim Public Financing
                               Authority, Anaheim
                               Electric Utility, (FGIC),
                               5.75%, 10/1/22             $   5,444,754
Aaa       AAA          8,000   Northern California Power
                               Agency "RIBS," (MBIA),
                               Variable, 9/2/25 (1)           8,640,960
Aaa       AAA          3,500   Sacramento Municipal
                               Utilities District,
                               (MBIA), 6.375%, 8/15/22        3,627,820
Aaa       AAA          4,000   Southern California Public
                               Power Authority, (FGIC),
                               Variable, 7/1/12               4,000,000
Aaa       AAA          6,915   Southern California Public
                               Power Authority, (MBIA),
                               5.00%, 1/1/20                  6,044,747
Aaa       AAA          2,750   Southern California Public
                               Power Authority, (MBIA),
                               5.50%, 7/1/20                  2,576,970
Aaa       AAA          5,750   Southern California Public
                               Power Authority, (MBIA),
                               5.75%, 7/1/21                  5,569,393
                                                          -------------
                                                          $  35,904,644
                                                          -------------
                               INSURED WATER & SEWER - 2.7%
Aaa       AAA        $ 5,000   East Bay Municipal Utility
                               District "Yield Curve
                               Notes," (MBIA), Variable,
                               6/1/08 (1)                 $   4,799,800
Aaa       AAA          3,430   San Buenaventura Water
                               District, (AMBAC), 4.75%,
                               10/1/13                        2,965,441
Aaa       AAA          3,000   San Diego County Water
                               Authority, "RITES,"
                               (FGIC), Variable, 4/22/09
                               (1)                            3,074,790
                                                          -------------
                                                          $  10,840,031
                                                          -------------
                               LEASE REVENUE/CERTIFICATES
                               OF PARTICIPATION - 22.6%
A1        AA-        $ 2,945   City of Beverly Hills,
                               6.75%, 6/1/19              $   3,026,606
A1        A-           3,140   California State Public
                               Works Board, Various
                               Community College
                               Projects, 5.00%, 6/1/23        2,879,694
A1        A-           7,485   California State Public
                               Works Board, Various
                               University of California
                               Projects, 5.625%, 12/1/18      6,209,107
A1        A-           3,000   California State Public
                               Works Board, Various
                               University of California
                               Projects, 5.50%, 6/1/10        2,866,080

--------------------------------------------------------------------------------
                   CALIFORNIA TAX FREE PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
                               LEASE REVENUE/CERTIFICATES
                               OF PARTICIPATION - (CONTINUED)
A1        A-           8,000   California State Public
                               Works Board, Various
                               University of California
                               Projects, 5.50%, 6/1/14        7,376,800
A         A-           2,800   California State Public
                               Works
                               Board, California State Prison -
                               Susanville, 5.375%, 6/1/12     2,586,500
A         A-           3,500   California State Public
                               Works
                               Board, California State Prison -
                               Susanville, 5.375%, 6/1/18     3,107,965
A1        A-           5,000   California State Public
                               Works Board, Various
                               University of California
                               Projects, 5.25%, 6/1/20        4,369,250
A1        A-          14,025   California State Public
                               Works Board, Various
                               University of California
                               Projects, 5.50%, 6/1/19       12,717,029
NR        A            4,150   California Statewide
                               Community Development
                               Authority, Eskaton Health
                               Facilities, 5.875%, 5/1/20     3,862,322
A         BBB          2,750   City of Inglewood,
                               California, Civic Center
                               Improvement Project,
                               7.00%, 8/1/19                  2,841,438
A         A-           5,115   County of Los Angeles,
                               Disney Parking Project,
                               0%, 3/1/16                     1,217,114
A         A-           1,925   County of Los Angeles,
                               Disney Parking Project,
                               0%, 3/1/17                       426,927
A         A-           5,370   County of Los Angeles,
                               Disney Parking Project,
                               0%, 3/1/18                     1,110,086
A         A-           3,100   County of Los Angeles,
                               Disney Parking Project,
                               0%, 3/1/20                       550,188
A         A-           5,000   County of Los Angeles,
                               Disney Parking Project,
                               0%, 9/1/17                     1,070,600
A         A-           1,000   County of Los Angeles,
                               Disney Parking Project,
                               6.50%, 3/1/23                    992,330
NR        NR          14,000   County of Los Angeles,
                               Capital Asset Leasing
                               Corporation, Marina del
                               Rey, 6.50%, 7/1/08            13,725,460
Aa        AA           4,305   County of Orange Water
                               District, 5.00%, 8/15/18       3,668,376

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
A1        A+           4,000   Pasadena Parking Facility
                               Project, 6.25%, 1/1/18         4,111,480
NR        A-           2,360   Richmond Joint Powers
                               Financing Authority,
                               7.00%, 5/15/07                 2,532,091
Aa        A+           4,000   City of Sacramento
                               Financing Authority,
                               5.40%, 11/1/20                 3,666,440
Aa        NR           6,000   University of California
                               at Los Angeles
                               Chiller/Cogeneration
                               Project, 5.60%, 11/1/20        5,537,460
NR        BBB          1,000   Watsonville Mammoth Lakes,
                               7.875%, 6/1/11                 1,072,130
                                                          -------------
                                                          $  91,523,473
                                                          -------------
                               NURSING HOMES - 0.8%
NR        NR         $ 3,250   Banning, San Georgonio
                               Pass Convalescent
                               Hospital, (AMT), 9.50%,
                               12/1/11                    $   3,381,365
                                                          -------------
                               SOLID WASTE - 0.6%
Baa1      NR         $ 2,350   Mojave Desert and Mountain
                               Solid Waste Joint Powers
                               Authority, (AMT), 7.875%,
                               6/1/20                     $   2,569,396
                                                          -------------
                               SPECIAL TAX - 4.9%
NR        NR         $ 2,100   City of Fairfield, Green
                               Valley Road - Mangels
                               Boulevard Extension
                               Assessment District,
                               7.375%, 9/2/18             $   2,147,880
NR        NR             970   City of Fairfield, Green
                               Valley Road - Mangels
                               Boulevard Extension
                               Assessment District,
                               8.00%, 9/2/11                    999,876
NR        NR           3,000   Lincoln Unified School
                               District, 7.625%, 9/1/21       3,128,730
Baa       NR          10,800   Pleasanton Joint Powers
                               Financing Authority,
                               6.15%, 9/2/12                 10,654,200
NR        NR           3,000   County of Riverside
                               Community Facilities
                               District, 7.55%, 9/1/17        3,053,790
                                                          -------------
                                                          $  19,984,476
                                                          -------------
                               TAX ALLOCATION - 9.0%
NR        NR         $ 2,945   City of Commerce Joint
                               Powers Financing
                               Authority, 8.00%, 3/1/22   $   3,110,951
NR        BBB          5,000   County of Contra Costa
                               Public Financing
                               Authority, 7.10%, 8/1/22       5,134,300

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
                               TAX ALLOCATION - (CONTINUED)
NR        BBB          3,910   Fontana Public Financing
                               Authority, Downtown
                               Redevelopment Project
                               7.00%, 9/1/21                  3,952,111
NR        BBB          8,220   Fontana Redevelopment
                               Agency, Jurupa Hills
                               Redevelopment Project
                               Area, 7.00%, 10/1/14           8,351,191
NR        BBB          2,500   City of Pittsburg
                               Redevelopment Agency,
                               7.40%, 8/15/20                 2,614,900
NR        BBB            600   City of Rancho Mirage
                               Joint Powers Financing
                               Authority, 7.50%, 4/1/17         632,592
NR        BBB          2,500   County of Riverside
                               Redevelopment Agency,
                               7.50%, 10/1/26                 2,619,025
NR        BBB          5,605   San Carlos Redevelopment
                               Agency, 7.10%, 9/1/17          5,777,185
NR        NR           1,400   City of Simi Valley
                               Community Development
                               Agency, 8.20%, 9/1/12          1,419,852
Baa1      BBB+         3,000   Westminster Redevelopment
                               Agency, 7.30%, 8/1/21          3,107,820
                                                          -------------
                                                          $  36,719,927
                                                          -------------
                               TRANSPORTATION - 5.8%
NR        BBB        $ 3,050   Guam Airport Authority,
                               (AMT), 6.70%, 10/1/23      $   3,056,558
Aa        AA-          2,000   City of Long Beach Harbor
                               Revenue Bonds, (AMT),
                               7.25%, 5/15/19                 2,154,720
A1        A-           1,400   County of Orange,
                               California Airport Revenue
                               Bonds, 8.125%, 7/1/16          1,449,294
NR        NR          12,000   San Joaquin Hills
                               Transportation Corridor
                               Agency, Toll Road Revenue
                               Bonds, (Fitch: rated BBB),
                               0%, 1/1/14                     3,481,440
NR        NR           5,765   San Joaquin Hills
                               Transportation Corridor
                               Agency, Toll Road Revenue
                               Bonds, (Fitch: rated BBB),
                               0%, 1/1/26                       721,778
NR        NR          35,975   San Joaquin Hills
                               Transportation Corridor
                               Agency, Toll Road Revenue
                               Bonds, (Fitch: rated BBB),
                               0%, 1/1/27                     4,205,117

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
NR        NR           4,940   San Joaquin Hills
                               Transportation Corridor
                               Agency, Toll Road Revenue
                               Bonds, (Fitch: rated BBB),
                               7.00%, 1/1/30                  5,074,368
Baa1      BBB          1,500   Stockton Port District,
                               7.95%, 1/1/05                  1,598,940
Baa1      BBB          1,500   Stockton Port District,
                               8.10%, 1/1/14                  1,611,510
                                                          -------------
                                                          $  23,353,725
                                                          -------------
                               UTILITIES - 1.7%
Aa        AA-        $ 7,070   Southern California Public
                               Power Authority, 0%,
                               7/1/15                     $   2,109,829
Aa        AA-          3,425   Southern California Public
                               Power Authority, 5.50%,
                               7/1/20                         3,176,277
Aa        AA           1,490   Southern California Public
                               Power Authority, 6.875%,
                               7/1/15                         1,530,170
                                                          -------------
                                                          $   6,816,276
                                                          -------------
                               WATER AND SEWER - 0.9%
NR        BBB        $ 3,190   Orange Cove Irrigation
                               District, 6.625%, 2/1/17   $   3,232,904
Aa        AA-            515   City of Pasadena, Water
                               Revenue Bonds, 5.00%,
                               7/1/18                           449,760
                                                          -------------
                                                          $   3,682,664
                                                          -------------
                               TOTAL TAX-EXEMPT
                               INVESTMENTS (IDENTIFIED
                               COST, $381,719,158)        $ 406,022,251
                                                          =============

(1) The above designated securities have been issued as inverse floater bonds.
(2) Security has been segregated to cover margin requirements on open financial futures contracts.

The Portfolio invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1995, 35.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 0.1% to 13.0% of total investments.

                       See notes to financial statements

--------------------------------------------------------------------------------
                           Florida Tax Free Portfolio
                 Portfolio of Investments - September 30, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
                               COGENERATION - 3.5%
Baa3      BBB-       $ 7,275   Martin County, Indian Town
                               Project, (AMT), 7.875%,
                               12/15/25                   $   7,985,840
NR        NR           4,000   Palm Beach County,
                               Okeelanta Power L.P.
                               Project (AMT), 6.85%,
                               2/15/21                        3,942,760
NR        NR           9,250   Palm Beach County, Osceola
                               Power L.P. Project (AMT),
                               6.95%, 1/1/22                  9,226,413
NR        NR           3,100   Palm Beach County, Osceola
                               Power L.P. Project (AMT),
                               6.85%, 1/1/14                  3,077,246
                                                          -------------
                                                          $  24,232,259
                                                          -------------
                               EDUCATION - 0.8%
NR        AAA        $ 5,500   Volusia County Educational
                               Facilities, Embry-Riddle
                               Aeronautical University
                               Project (CLEE), 6.625%,
                               10/15/22                   $   5,863,055
                                                          -------------
                               ESCROWED - 3.8%
NR        A+         $ 2,100   Charlotte County, St.
                               Joseph's Hospital, 8.25%,
                               8/15/18                    $   2,359,497
Aaa       AAA          9,225   Dade County, Baptist
                               Hospital of Miami Project,
                               5.75%, 5/1/21                  9,163,377
Aaa       AAA          5,000   Florida Municipal Power
                               Agency Stanton II Project
                               (AMBAC), Variable, 10/1/20
                               (1)                            6,306,250
Aaa       AAA          1,185   Jacksonville
                               Transportation Authority,
                               7.375%, 7/1/20                 1,353,554
NR        NR           1,675   Mid-Bay Bridge Authority,
                               6.875%, 10/1/22                1,881,879
Aaa       AAA          2,000   Orlando & Orange County
                               Expressway Authority
                               (FGIC), 8.25%, 7/1/14          2,585,120
NR        AAA          2,355   Pinellas County Health
                               Facilities Finance
                               Authority, Sun Coast
                               Health System, Series A,
                               8.50%, 3/1/20                  2,773,695
                                                          -------------
                                                          $  26,423,372
                                                          -------------
                               GENERAL OBLIGATIONS - 7.5%
Aa        AA         $ 1,000   Florida Board of
                               Education, 6.75%, 6/1/09   $   1,113,690
Aa        AA          16,100   Florida Board of
                               Education, 6.70%, 6/1/22      17,056,823
Aa        AA           1,500   Florida Board of
                               Education, 5.20%, 6/1/23       1,351,890
Aa        AA           8,000   Florida Board of General
                               Services, 6.60%, 7/1/17        8,454,960
NR        BBB          4,675   Guam Government, 5.40%,
                               11/15/18                       4,068,840

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
A         A            7,255   Hillsborough County,
                               Museum of Science &
                               Industry, 6.45%, 1/1/22        7,410,692
Baa1      A            2,000   Puerto Rico, 6.50%, 7/1/23     2,087,760
Baa1      A            3,235   Puerto Rico Public
                               Building Authority, 5.50%,
                               7/1/21                         2,988,137
Baa1      A            7,350   Puerto Rico Public
                               Building Authority, 5.70%,
                               7/1/09                         7,335,374
                                                          -------------
                                                          $  51,868,165
                                                          -------------
                               HEALTH CARE - 7.4%
NR        AAA        $ 5,075   Dade County Industrial
                               Development Authority,
                               Gramercy Park Nursing Care
                               Center, 6.60%, 8/1/23      $   5,298,351
NR        AAA          4,285   Dade County Industrial
                               Development Authority,
                               Florida Club Care Center
                               (GNMA), 6.60%, 1/20/18         4,333,849
NR        BBB+         3,600   Escambia County Health
                               Facilities Authority,
                               Baptist Hospital, Inc. and
                               The Baptist Manor, Inc.,
                               6.75%, 10/1/14                 3,686,580
NR        BBB+         8,995   Escambia County Health
                               Facilities Authority,
                               Baptist Hospital, Inc.,
                               6.00%, 10/1/14                 8,564,769
Baa1      NR           3,750   Jacksonville Health
                               Facilities Authority,
                               National Benevolent
                               Association, Cypress
                               Village Florida Project,
                               7.00%, 12/1/22                 3,805,125
A         NR          14,000   City of Venice Health
                               Facilities, 6.00%, 12/1/14    15,304,100
A         NR           9,810   City of Venice Health
                               Facilities, 5.75%, 12/1/24    10,544,573
                                                          -------------
                                                          $  51,537,347
                                                          -------------
                               HOSPITAL REVENUE - 1.4%
NR        AA+        $ 4,750   Jacksonville Health
                               Facilities Finance
                               Authority, St. Luke's
                               Hospital Association
                               Project, 6.75%, 11/15/13   $   5,070,008
A         BBB+         5,000   St. John's County
                               Industrial Development
                               Authority, Flagler
                               Hospital Project, 6.00%,
                               8/1/22                         4,794,000
                                                          -------------
                                                          $   9,864,008
                                                          -------------
                               HOUSING - 10.6%
NR        AAA        $   630   Broward County HFA SFMR
                               (GNMA), (AMT), 7.35%,
                               3/1/23                     $     654,665
NR        AAA          1,300   Clay County HFA MFMR
                               (GNMA), 7.40%, 12/1/25         1,382,043

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
                               HOUSING - (CONTINUED)
Aaa       NR           2,750   Clay County HFA SFMR
                               (GNMA), (AMT), 6.55%,
                               3/1/28                         2,785,035
Aaa       NR             290   Dade County HFA SFMR
                               (GNMA), 7.10%, 3/1/17            304,068
Aaa       NR           1,220   Dade County HFA SFMR
                               (GNMA), (AMT), 7.75%,
                               9/1/22                         1,284,306
Aaa       NR           1,160   Dade County HFA SFMR
                               (GNMA), (AMT), 7.25%,
                               9/1/23                         1,209,718
Aaa       NR              75   Dade County HFA SFMR
                               (GNMA), 7.00%, 3/1/24             77,795
NR        AAA          5,100   Dade County HFA SFMR
                               (GNMA), (AMT), 6.55%,
                               10/1/27                        5,149,113
NR        AAA          5,850   Dade County HFA SFMR
                               (GNMA), (AMT), 6.70%,
                               4/1/28                         6,019,943
Aaa       NR           2,540   Escambia County HFA SFMR
                               (GNMA), (AMT), 7.40%,
                               10/1/23                        2,646,401
Aaa       NR           7,500   Escambia County HFA SFMR
                               (GNMA), (AMT), 6.85%,
                               10/1/17                        7,655,325
Aaa       NR           5,000   Escambia County HFA SFMR
                               (GNMA), (AMT), 6.90%,
                               10/1/21                        5,143,800
Aaa       NR           6,250   Escambia County HFA SFMR
                               (GNMA), (AMT), 6.95%,
                               10/1/27                        6,444,500
NR        AAA          1,125   Florida HFA (FHA), 6.35%,
                               6/1/14                         1,142,719
Aaa       NR             960   Hillsborough County HFA
                               SFMR (GNMA), (AMT),
                               7.875%, 5/1/23                 1,025,040
NR        NR           3,475   City of North Miami Health
                               Care Facilities, The
                               Imperial Club Project,
                               9.25%, 1/1/13                  3,712,065
NR        AAA          1,695   Orange County HFA SFMR
                               (GNMA), (AMT), 7.375%,
                               9/1/24                         1,788,632
Aaa       NR          12,000   Orange County HFA SFMR
                               (GNMA), (AMT), 6.85%,
                               10/1/27 (3)                   12,421,440
NR        AAA          8,000   Orange County HFA SFMR
                               (GNMA), (AMT), 6.60%,
                               4/1/28                         8,057,520
Aaa       NR             845   Palm Beach County HFA SFMR
                               (GNMA), 7.60%, 3/1/23            891,551
Aaa       NR           1,455   Polk County HFA SFMR
                               (GNMA), 7.15%, 9/1/23          1,520,199

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
Baa       BBB          1,400   Puerto Rico Urban Renewal
                               & Housing Corp, 7.875%,
                               10/1/04                        1,582,770
Aaa       AAA            860   Puerto Rico Housing
                               Finance Corp SFMR (GNMA),
                               7.65%, 10/15/22                  910,602
                                                          -------------
                                                          $  73,809,250
                                                          -------------
                               INDUSTRIAL DEVELOPMENT
                               /POLLUTION CONTROL REVENUE
                               -2.3%
B1        BB+        $15,200   Polk County Industrial
                               Development Authority
                               (AMT), 7.525%, 1/1/15      $  15,952,552
                                                          -------------
                               INSURED HEALTH CARE - 0.4%
Aaa       AAA        $   500   Alachua County Health
                               Facility, Mental Health
                               Services Project (CGIC),
                               7.75%, 7/1/10              $     565,260
Aaa       AAA          2,050   Hillsborough County IDA,
                               Allegany Health Systems,
                               J. Knox Village (MBIA),
                               5.75%, 12/1/21                 2,022,510
                                                          -------------
                                                          $   2,587,770
                                                          -------------
                               INSURED HOSPITALS - 5.7%
Aaa       AAA        $ 8,000   Charlotte County Health
                               Care, Bon-Secours Health
                               System Project (FSA),
                               Variable, 8/30/27 (1)      $   8,026,880
Aaa       AAA         23,355   Jacksonville FL Health
                               Authority, Daughters of
                               Charity (MBIA), 5.00%,
                               11/15/15                      20,846,439
Aaa       AAA          2,000   Lee County, Memorial
                               Hospital (MBIA), Variable,
                               4/1/20 (1)                     2,161,080
Aaa       AAA          5,290   Orange County Health
                               Facilities Finance
                               Authority, (FGIC), 7.875%,
                               12/1/25                        5,614,753
Aaa       AAA          3,000   Orange County Health
                               Facilities Authority
                               (MBIA), Variable, 10/29/21
                               (1)                            3,199,950
                                                          -------------
                                                          $  39,849,102
                                                          -------------
                               INSURED HOUSING - 2.3%
Aaa       AAA        $ 1,430   Brevard County HFA SFMR
                               (FSA), 7.00%, 3/1/13       $   1,493,292
Aaa       AAA          1,720   Duval County HFA SFMR
                               (FGIC), 7.35%, 7/1/24          1,811,900
Aaa       AAA          6,530   FL HEFA, Maitland Club
                               Apartment Project (AMBAC)
                               (AMT), 6.875%, 8/1/26          6,776,377

--------------------------------------------------------------------------------
                     FLORIDA TAX FREE PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
                               INSURED HOUSING -
                               (CONTINUED)
Aaa       AAA          3,000   FL HFA, Brittany of
                               Rosemont Project (AMBAC)
                               (AMT), 6.875%, 8/1/26          3,113,190
Aaa       AAA          2,675   Lee County SCA MFMR (FSA)
                               (AMT), 7.05%, 1/1/30           2,773,387
                                                          -------------
                                                          $  15,968,146
                                                          -------------
                               INSURED INDUSTRIAL
                               DEVELOPMENT/POLLUTION
                               CONTROL REVENUE - 1.2%
Aaa       AAA        $ 8,200   Citrus County PCR (MBIA),
                               6.35%, 2/1/22              $   8,558,996
                                                          -------------
                               INSURED MISCELLANEOUS - 0.4%
Aaa       AAA        $ 2,000   Escambia County (MBIA),
                               7.20%, 1/1/15              $   2,150,300
Aaa       AAA            799   Osceola County IDA
                               Community Provider Pooled
                               Loan Program, (CGIC),
                               7.75%, 7/1/10                    854,251
                                                          -------------
                                                          $   3,004,551
                                                          -------------
                               INSURED SOLID WASTE - 0.3%
Aaa       AAA        $ 1,500   St. John's County Solid
                               Waste Disposal (FGIC),
                               7.25%, 11/1/10             $   1,685,850
                                                          -------------
                               INSURED SPECIAL TAX
                               REVENUE - 7.9%
Aaa       AAA        $ 5,630   FL Department of
                               Environmental Protection
                               (AMBAC), 4.75%, 7/1/06     $   5,527,421
Aaa       AAA         14,250   FL Department of
                               Environmental Protection
                               (MBIA), 4.75%, 7/1/09         13,318,905
Aaa       AAA          9,675   FL Department of
                               Environmental Protection
                               (MBIA), 4.75%, 7/1/10          8,920,157
Aaa       AAA          3,000   City of Jacksonville-River
                               City Renaissance Project
                               (FGIC), 5.375%, 10/1/18        2,799,570
Aaa       AAA          1,000   City of Jacksonville
                               (FGIC) (AMT), 0%, 10/1/10        426,230
Aaa       AAA          1,000   City of Jacksonville
                               (FGIC) (AMT), 0%, 10/1/11        396,450
Aaa       AAA          2,000   City of Jacksonville
                               (FGIC) (AMT), 0%, 10/1/12        739,720
Aaa       AAA          2,000   City of Jacksonville
                               (FGIC) (AMT), 0%, 10/1/13        691,600
Aaa       AAA          2,000   City of Jacksonville
                               (FGIC) (AMT), 0%, 10/1/14        645,980
Aaa       AAA          1,500   City of Jacksonville
                               (FGIC) (AMT), 0%, 10/1/15        452,085

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
Aaa       AAA          1,185   City of Opa-Locka (FGIC),
                               7.00%, 1/1/14                  1,327,449
Aaa       AAA          2,500   Puerto Rico Highway &
                               Transportation Authority
                               (FSA), 5.50%, 7/1/17           2,389,900
Aaa       AAA          7,650   Puerto Rico Highway &
                               Transportation Authority
                               (FSA), 5.25%, 7/1/21           7,032,951
Aaa       AAA          5,000   St. Petersburg Excise Tax
                               (FGIC), 5.00%, 10/1/16         4,517,950
Aaa       AAA          2,000   Sunrise Florida Public
                               Facilities (MBIA), 0%,
                               10/1/10                          871,300
Aaa       AAA          1,760   Sunrise Florida Public
                               Facilities (MBIA), 0%,
                               10/1/12                          667,286
Aaa       AAA          2,840   Sunrise Florida Public
                               Facilities (MBIA), 0%,
                               10/1/14                          943,022
Aaa       AAA          4,000   Sunrise Florida Public
                               Facilities (MBIA), 0%,
                               10/1/15                        1,241,200
Aaa       AAA          4,140   Sunrise Florida Public
                               Facilities (MBIA), 0%,
                               10/1/16                        1,211,571
Aaa       AAA          2,525   Sunrise Florida Public
                               Facilities (MBIA), 0%,
                               10/1/17                          696,925
                                                          -------------
                                                          $  54,817,672
                                                          -------------
                               INSURED TRANSPORTATION - 7.0%
Aaa       AAA        $ 4,000   Dade County Aviation
                               Facilities (MBIA) (AMT),
                               6.55%, 10/1/13             $   4,219,320
Aaa       AAA          8,455   FL State Turnpike
                               Authority (FGIC), 6.35%,
                               7/1/22                         8,788,803
Aaa       AAA          3,000   FL State Turnpike
                               Authority (FGIC), 5.00%,
                               7/1/19                         2,667,660
Aaa       AAA          8,600   Greater Orlando Aviation
                               Authority, Orlando Airport
                               Facilities (FGIC), (AMT),
                               6.375%, 10/1/21                8,869,696
Aaa       AAA         14,000   Orlando & Orange County
                               Expressway Authority
                               (FGIC), Variable, 7/1/04
                               (1)                           14,218,120
Aaa       AAA         10,920   Orlando & Orange County
                               Expressway Authority
                               (FGIC), 5.125%, 7/1/20         9,798,734
                                                          -------------
                                                          $  48,562,333
                                                          -------------
                               INSURED UTILITIES - 8.5%
Aaa       AAA        $41,465   FL Municipal Power Agency
                               Stanton II Project
                               (AMBAC), 4.50%, 10/1/27
                               (3)                        $  33,007,384
Aaa       AAA          7,770   FL Municipal Power Agency
                               Stanton II Project
                               (AMBAC), 4.50%, 10/1/16        6,511,338
Aaa       AAA          8,000   FL Municipal Power Agency
                               Stanton II Project
                               (AMBAC), 5.10%, 10/1/25        7,064,080
Aaa       AAA          4,000   Lakeland Electric & Water
                               (FGIC), 6.00%, 10/1/13 (2)     4,026,280

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
                               INSURED UTILITIES - (CONTINUED)
Aaa       AAA          1,540   Manatee County Public
                               Utility (FGIC), 0%,
                               10/1/12                          580,980
Aaa       AAA          1,750   Puerto Rico Electric Power
                               Authority (FSA), Variable,
                               7/1/02 (1)                     1,939,315
Aaa       AAA          2,200   Puerto Rico Electric Power
                               Authority (FSA), Variable,
                               7/1/03 (1)                     2,462,284
Aaa       AAA          3,500   Vero Beach Electric
                               (MBIA), 5.375%, 12/1/21        3,265,115
                                                          -------------
                                                          $  58,856,776
                                                          -------------
                               INSURED WATER & SEWER - 5.4%
Aaa       AAA        $11,450   Broward County Water &
                               Sewer (AMBAC), 5.125%,
                               10/1/15                    $  10,529,535
Aaa       AAA          9,500   Dade County Water and
                               Sewer System (FGIC),
                               5.00%, 10/1/13                 8,717,580
Aaa       AAA          2,000   City of Fort Myers Utility
                               (FGIC), 5.00%, 10/1/16         1,800,460
Aaa       AAA          6,900   Palm Bay Utility Corp
                               Project (MBIA), 5.00%,
                               10/1/22                        6,024,597
Aaa       AAA          4,000   Sanford Water and Sewer
                               (AMBAC), 4.50%, 10/1/21        3,255,640
Aaa       AAA          1,700   St. John's County Water &
                               Sewer (MBIA), 0%, 6/1/16         507,314
Aaa       AAA          3,550   St. John's County Water &
                               Sewer (MBIA), 0%, 6/1/17         999,148
Aaa       AAA          5,600   St. Lucie County Utility
                               System (FGIC), 6.00%,
                               10/1/20                        5,672,632
                                                          -------------
                                                          $  37,506,906
                                                          -------------
                               LIFE CARE - 1.0%
NR        NR         $ 6,895   Atlantic Beach, Fleet
                               Landing Project, 8.00%,
                               10/1/24                    $   7,208,860
                                                          -------------
                               LEASE/CERTIFICATES OF
                               PARTICIPATION - 0.4%
A1        A+         $ 2,280   Florida State Department
                               of General Services,
                               7.00%, 9/1/20              $   2,465,273
                                                          -------------
                               NURSING HOMES - 1.1%
NR        NR         $   300   Broward County Industrial
                               Development Authority,
                               Beverly Enterprises -
                               Florida, Inc. Project,
                               9.80%, 11/1/10             $     335,520
NR        NR             475   Charlotte County
                               Industrial Development
                               Authority, Beverly
                               Enterprises, 10.00%,
                               6/1/11                           542,279

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
NR        NR           4,000   Citrus County Industrial
                               Development Authority,
                               Beverly Enterprises,
                               7.25%, 4/1/03                  4,012,040
NR        NR             700   Highlands County
                               Industrial Development
                               Authority, Beverly
                               Enterprises - Florida,
                               Inc. Project, 9.25%,
                               7/1/07                           775,817
NR        NR             410   Okaloosa County, Beverly
                               Enterprises, 10.75%,
                               10/1/03                          448,200
NR        NR             700   Orange County Industrial
                               Development Authority,
                               Beverly Enterprises,
                               9.25%, 8/1/10                    776,475
NR        NR           1,000   Winter Garden, Beverly
                               Enterprises, 8.75%, 7/1/12     1,092,750
                                                          -------------
                                                          $   7,983,081
                                                          -------------
                               SOLID WASTE - 0.6%
A         A          $ 3,870   Broward County Waste
                               Energy Company, L.P. North
                               Project, 7.95%, 12/1/08    $   4,296,590
                                                          -------------
                               SPECIAL TAX REVENUE - 6.2%
A1        A+         $10,620   Orange County, 5.375%,
                               1/1/24                     $   9,654,111
A1        NR           3,000   City of Orlando, 6.00%,
                               10/1/22                        2,941,050
Baa1      A            7,410   Puerto Rico Highway &
                               Transportation Authority,
                               5.50%, 7/1/19                  6,908,047
Baa1      A            6,310   Puerto Rico Highway &
                               Transportation Authority,
                               5.25%, 7/1/20                  5,636,281
Baa1      A           10,135   Puerto Rico Highway &
                               Transportation Authority,
                               5.00%, 7/1/22                  8,684,682
Baa1      A           10,560   Puerto Rico Highway &
                               Transportation Authority,
                               5.25%, 7/1/21                  9,413,290
                                                          -------------
                                                          $  43,237,461
                                                          -------------
                               TRANSPORTATION - 1.4%
NR        NR         $10,140   Mid-Bay Bridge Authority,
                               6.125%, 10/1/22            $   9,634,318
                                                          -------------
                               UTILITIES - 12.5%
NR        BBB        $32,325   Guam Power Authority,
                               5.25%, 10/1/23             $  27,848,634
Aa1       AA          42,005   Jacksonville Electric
                               Authority, Bulk Power
                               Supply System, Scherer 4
                               Project, 5.25%, 10/1/21
                               (3)                           38,294,278
Aa1       AA           2,850   Orlando Utilities
                               Commission Water and
                               Electric, 5.125%, 10/1/19      2,554,940

--------------------------------------------------------------------------------
                     FLORIDA TAX FREE PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
                               UTILITIES - (CONTINUED)
Aa        AA           1,750   Orlando Utilities
                               Commission Water and
                               Electric, 5.25%, 10/1/23       1,588,400
Baa1      A-             185   Puerto Rico Electric Power
                               Authority, 7.125%, 7/1/14        201,743
Baa1      A-          10,000   Puerto Rico Electric Power
                               Authority, 7.00%, 7/1/21      11,379,200
A2        A+           2,515   St. Lucie County Solid
                               Waste Disposal, Florida
                               Power & Light Company
                               (AMT), 6.70%, 5/1/27           2,631,520
NR        NR           2,000   Virgin Islands Water &
                               Power Authority, 7.40%,
                               7/1/11                         2,100,420
                                                          -------------
                                                          $  86,599,134
                                                          -------------
                               WATER & SEWER - 0.4%
Baa1      BBB+       $ 2,500   Hillsborough County
                               Utility, 6.625%, 8/1/11    $   2,637,625
                                                          -------------
                               TOTAL TAX-EXEMPT
                               INVESTMENTS (IDENTIFIED
                               COST, $661,202,447)        $ 695,010,453
                                                          =============

(1) The above designated securities have been issued as inverse floater bonds.
(2) When-issued security.
(3) Security has been segregated to cover open when-issued securities.

The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1995, 50.8% of the securities in the portfolio of investments are backed by bond insurance of various financial guaranty assurance agencies. The aggregate percentage by financial institution ranges from 0.2% to 12.8% of total investments.

                       See notes to financial statements

--------------------------------------------------------------------------------
                        Massachusetts Tax Free Portfolio
                 Portfolio of Investments - September 30, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

       RATINGS
     (UNAUDITED)
-------------------- PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY             VALUE
----------------------------------------------------------------------
                               EDUCATION - 9.8%
Aa1       AA+        $ 1,625   Massachusetts Health and
                               Educational Facilities
                               Authority, (HEFA) Amherst
                               College, 6.80%, 11/1/21   $   1,740,440
A1        A+             250   Massachusetts HEFA, Tufts
                               University, 7.75%, 8/1/13       271,052
NR        BBB-         3,700   Massachusetts HEFA,
                               Merrimack College, 7.125%,
                               7/1/12                        3,882,003
NR        AAA          2,900   Massachusetts HEFA,
                               Wentworth Institute,
                               (Connie Lee), 5.50%,
                               10/1/23                       2,675,047
NR        BBB-         6,855   Massachusetts HEFA, Smith
                               College, 5.75%, 7/1/24        6,694,182
Aaa       AAA          5,180   Massachusetts HEFA,
                               Harvard University,
                               5.625%, 11/1/28               5,114,577
Aa1       AA           4,690   Massachusetts Industrial
                               Finance Agency, Phillips
                               Academy, 5.375%, 9/1/23       4,385,056
A1        NR           2,000   The New England Education
                               Loan Marketing
                               Corporation, (AMT), 6.90%,
                               11/1/09                       2,157,440
NR        BBB-         1,300   Puerto Rico Industrial,
                               Tourist, Educational,
                               Medical and Environmental
                               Control Authority,
                               Polytechnic University,
                               5.50%, 8/1/24                 1,128,491
NR        BBB-         1,000   Puerto Rico Industrial,
                               Tourist, Educational,
                               Medical and Environmental
                               Control Authority,
                               Polytechnic University,
                               6.50%, 8/1/24                   990,870
                                                         -------------
                                                         $  29,039,158
                                                         -------------
                               GENERAL OBLIGATIONS -13.7%
Baa1      NR         $ 1,000   City of Lowell, 6.375%,
                               8/15/01                   $   1,067,490
A1        A+           3,900   Commonwealth of
                               Massachusetts, 5.00%,
                               1/1/12                        3,609,060
A1        A+             875   Commonwealth of
                               Massachusetts, 5.00%,
                               1/1/14                          795,839
A1        A+           4,750   Massachusetts Bay
                               Transportation Authority
                               (MBTA), 5.50%, 3/1/21         4,525,135
A1        A+           2,500   MBTA, 5.75%, 3/1/18           2,465,775
A1        A+          14,000   MBTA, 5.75%, 3/1/25          13,593,440
A1        A+           1,000   MBTA, 5.90%, 3/1/12           1,014,690
NR        BBB          1,175   Government of Guam, 5.40%,
                               11/15/18                      1,022,650
A         NR           3,375   Town of Nantucket, 6.80%,
                               12/1/11                       3,634,875
Baa1      A              100   Puerto Rico Public
                               Buildings Authority,
                               5.50%, 7/1/21                    92,369
Baa1      A            1,900   Puerto Rico Aqueduct and
                               Sewer Authority, 7.00%,
                               7/1/19                        2,037,313

      RATINGS
    (UNAUDITED)
-------------------- PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY             VALUE
---------------------------------------------------------------------
A         A            2,500   University of
                               Massachusetts Building
                               Authority, 6.875%, 5/1/14     2,839,950
A         A              250   University of
                               Massachusetts Building
                               Authority, 7.20%, 5/1/04        287,396
NR        NR           3,350   Virgin Islands Public
                               Finance Authority, 7.25%,
                               10/1/18                       3,528,321
                                                         -------------
                                                         $  40,514,303
                                                         -------------
                               HOSPITALS - 8.4%
A         A-         $ 3,000   Massachusetts HEFA,
                               Charlton Memorial
                               Hospital, 7.25%, 7/1/13   $   3,147,750
A1        A              530   Massachusetts HEFA,
                               Spaulding Rehabilitation
                               Hospital, 7.625%, 7/1/21        568,632
Baa1      BBB+         2,000   Massachusetts HEFA, New
                               England Baptist Hospital,
                               7.35%, 7/1/17                 2,067,480
Aa        NR           3,100   Massachusetts HEFA,
                               Daughters of Charity
                               Health System, 6.10%,
                               7/1/14                        3,143,524
A1        A+           1,000   Massachusetts HEFA, Dana-
                               Farber Cancer Institute,
                               6.65%, 12/1/15                1,020,340
A         A            4,250   Massachusetts HEFA, The
                               Medical Center of Central
                               Massachusetts, 7.10%,
                               7/1/21                        4,394,755
Baa       BBB          1,825   Massachusetts HEFA,
                               Sisters of Providence
                               Health System, 6.50%,
                               11/15/08                      1,877,870
NR        A-           1,470   Massachusetts HEFA, Jordan
                               Hospital, 6.875%, 10/1/15     1,052,722
NR        A-           1,470   Massachusetts HEFA, Jordan
                               Hospital, 6.875%, 10/1/22     1,507,073
NR        AAA          2,625   Massachusetts HEFA,
                               Winchester Hospital
                               (Connie Lee), 5.75% 7/1/14    2,557,223
NR        AAA          3,650   Massachusetts HEFA,
                               Winchester Hospital
                               (Connie Lee), 5.75% 7/1/24    3,486,917
                                                         -------------
                                                         $  24,824,286
                                                         -------------
                               HOUSING - 11.4%
NR        AAA        $ 2,750   Framingham Housing
                               Authority, (GNMA), 6.65%,
                               2/20/32                   $   2,783,275
A1        A+           6,000   Massachusetts Housing
                               Finance Agency (HFA),
                               6.375%, 4/1/21                5,973,720
Aa        A+           7,250   Massachusetts HFA, (AMT),
                               6.60%, 12/1/26                7,328,952
Aa        A+           6,400   Massachusetts HFA, (AMT),
                               6.60%, 12/1/26                6,469,696
Aaa       AAA          1,000   Massachusetts HFA, (FNMA),
                               6.875%, 11/15/11              1,063,630

--------------------------------------------------------------------------------
                  MASSACHUSETTS TAX FREE PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

       RATINGS
     (UNAUDITED)
-------------------- PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY             VALUE
----------------------------------------------------------------------
                               HOUSING - (CONTINUED)
Aaa       AAA          2,750   Massachusetts HFA, (FNMA),
                               6.90%, 11/15/21               2,882,330
Aa        A+           2,795   Massachusetts HFA, (AMT),
                               7.125%, 6/1/25                2,908,924
Aa        A+             400   Massachusetts HFA, 7.35%,
                               12/1/16                         425,408
Aa        A+           2,265   Massachusetts HFA, (AMT),
                               8.10%, 6/1/20                 2,369,734
Aa        A+           1,500   Massachusetts HFA, (AMT),
                               8.10%, 12/1/21                1,576,035
                                                         -------------
                                                         $  33,781,704
                                                         -------------
                               INDUSTRIAL DEVELOPMENT/
                               POLLUTION CONTROL - 7.0%
Baa1      BBB        $14,185   City of Boston Harbor
                               Electric Energy Company
                               Project, (AMT), 7.30%,
                               5/15/15                   $  15,178,942
NR        NR           9,000   Massachusetts Industrial
                               Finance Agency,
                               Massachusetts Biomedical
                               Research Corporation, 0%,
                               8/1/19                        3,817,800
Aa3       AA           1,550   Puerto Rico Industrial,
                               Medical and Environmental
                               Pollution Control
                               Authority, The Upjohn
                               Company, 7.50%, 12/1/23       1,697,235
                                                         -------------
                                                         $  20,693,977
                                                         -------------
                               INSURED EDUCATION - 2.1%
Aaa       AAA        $   335   Massachusetts Educational
                               Finance Authority, (MBIA),
                               (AMT), 7.25%, 1/1/09      $     350,460
Aaa       AAA          2,000   Massachusetts Educational
                               Finance Authority,
                               (AMBAC), (AMT), 7.30%,
                               1/1/12                        2,096,840
Aaa       AAA            250   Massachusetts HEFA,
                               Northeastern University,
                               (AMBAC), 7.50%, 10/1/08         273,820
Aaa       AAA            400   Massachusetts HEFA, Boston
                               University "RIBS", (MBIA),
                               Variable, 10/1/31 (1)           439,464
Aaa       AAA          3,000   Massachusetts HEFA, Tufts
                               University, (FGIC), 5.95%,
                               8/15/18                       3,032,640
                                                         -------------
                                                         $   6,193,224
                                                         -------------
                               INSURED GENERAL OBLIGATION - 1.7%
Aaa       AAA        $ 1,795   City of Boston, (FSA),
                               4.875%, 9/1/09            $   1,686,833
Aaa       AAA          1,000   Commonwealth of Puerto
                               Rico "RIBS", (AMBAC),
                               Variable, 7/1/15 (1)          1,009,940
Aaa       AAA            600   Town of Tyngsborough,
                               (AMBAC), 6.90%, 5/15/08         663,798
Aaa       AAA          1,770   MBTA, (MBIA), 5.50%,
                               3/1/21                        1,663,995
                                                         -------------
                                                         $   5,024,566
                                                         -------------

      RATINGS
    (UNAUDITED)
------------------- PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY             VALUE
-----------------------------------------------------------------------
                               INSURED HOSPITALS - 11.8%
Aaa       AAA        $   300   Massachusetts HEFA,
                               Berkshire Health Systems,
                               (MBIA), 7.60%, 10/1/14    $     332,346
Aaa       AAA          1,250   Massachusetts HEFA, Beth
                               Israel Hospital, Inverse
                               Floaters, (AMBAC),
                               Variable, 7/1/25 (1)          1,253,675
Aaa       AAA          1,500   Massachusetts HEFA,
                               Capital Asset Program,
                               (MBIA), 7.20%, 7/1/09         1,649,085
AAA       AAA          2,050   Massachusetts HEFA, Fallon
                               Healthcare System (CGIG),
                               6.75%, 6/1/20 (2)             2,171,442
AAA       AAA          4,500   Massachusetts HEFA, Fallon
                               Healthcare System (CGIG),
                               6.875%, 6/1/11                4,881,465
Aaa       AAA          2,040   Massachusetts HEFA,
                               Beverly Hospital, (MBIA),
                               7.30%, 7/1/13                 2,219,581
Aaa       AAA          1,000   Massachusetts HEFA,
                               Baystate Medical Center,
                               (FGIC), 5.00%, 7/1/20           883,550
Aaa       AAA          3,000   Massachusetts HEFA, The
                               Medical Center of Central
                               Massachusetts, (AMBAC),
                               "CARS", Variable, 6/23/22
                               (1)                           3,330,090
Aaa       AAA          2,000   Massachusetts HEFA, St.
                               Elizabeth Hospital Issue,
                               "LEVRRS", (FSA), Variable,
                               8/15/21 (1)                   2,196,960
Aaa       AAA          2,600   Massachusetts HEFA, Saint
                               Luke's Hospital, "Yield
                               Curve Notes", (MBIA),
                               Variable, 8/15/13 (1)         2,556,970
Aaa       AAA          1,200   Massachusetts HEFA,
                               University Hospital,
                               (MBIA), 7.25%, 7/1/19         1,323,552
Aaa       AAA          6,950   Massachusetts HEFA, Lahey
                               Clinic, (MBIA), 5.375%,
                               7/1/23                        6,454,118
Aaa       AAA          5,000   Massachusetts HEFA, New
                               England Medical Center,
                               (MBIA), 5.375%, 7/1/24        4,664,350
Aaa       AAA          1,000   Massachusetts HEFA, New
                               England Medical Center,
                               (FGIC), 6.50%, 7/1/12         1,052,960
                                                         -------------
                                                         $  34,970,144
                                                         -------------
                               INSURED HOUSING - 0.7%
Aaa       AAA        $ 2,000   Massachusetts Housing
                               Finance Agency, (AMBAC),
                               6.45%, 1/1/36             $   2,027,680
                                                         -------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

      RATINGS
    (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY             VALUE
----------------------------------------------------------------------
                               INSURED TRANSPORTATION - 2.2%
Aaa       AAA        $ 5,860   Massachusetts Port
                               Authority, (AMT), (FGIC),
                               7.50%, 7/1/20             $   6,490,243
                                                         -------------
                               LEASE/CERTIFICATE OF
                               PARTICIPATION - 2.9%
NR        A          $ 7,800   Plymouth County,
                               Massachusetts Correctional
                               Facility Project, 7.00%,
                               4/1/22                    $   8,363,862
                                                         -------------
                               NURSING HOMES - 0.5%
NR        AA         $ 1,495   Massachusetts HEFA,
                               Deutches Altenheim,
                               Incorporated, (FHA),
                               7.70%, 11/1/31(2)         $   1,613,195
                                                         -------------
                               SOLID WASTE - 2.6%
Baa1      BBB        $ 5,970   Massachusetts Industrial
                               Finance Agency,
                               Massachusetts Refusetech,
                               Inc. Project, 6.30%,
                               7/1/05                    $   6,242,531
NR        NR           1,340   City of Pittsfield, Vicon
                               Recovery Associates
                               Project, 7.95%, 11/1/04       1,409,425
                                                         -------------
                                                         $   7,651,956
                                                         -------------
                               SPECIAL TAX - 4.2%
A1        A+         $ 5,695   Commonwealth of
                               Massachusetts, Special
                               Obligation Revenue Bonds,
                               6.00%, 6/1/13             $   5,747,223
A1        A+           4,560   Commonwealth of
                               Massachusetts, Special
                               Obligation Revenue Bonds,
                               5.80%, 6/1/14                 4,518,550
Baa1      A            2,000   Puerto Rico Highway and
                               Transportation Authority,
                               6.625%, 7/1/18                2,099,080
                                                         -------------
                                                         $  12,364,853
                                                         -------------
                               TRANSPORTATION - 5.2%
NR        BBB        $ 7,950   Guam Airport Authority,
                               (AMT), 6.70%, 10/1/23     $   7,967,093
Aa        AA-          7,300   Massachusetts Port
                               Authority, 6.00%, 7/1/23      7,260,069
                                                         -------------
                                                         $  15,227,162
                                                         -------------
                               UTILITY - 6.0%
NR        BBB        $ 2,765   Guam Power Authority,
                               5.25%, 10/1/23            $   2,382,103
A         BBB+         2,610   Massachusetts Municipal
                               Wholesale Electric
                               Company, 6.00%, 7/1/18        2,555,843
A         BBB+         5,560   Massachusetts Municipal
                               Wholesale Electric
                               Company, 6.625%, 7/1/18       5,747,205

      RATINGS
    (UNAUDITED)
------------------- PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY             VALUE
----------------------------------------------------------------------
A         BBB+         3,500   Massachusetts Municipal
                               Wholesale Electric
                               Company, 6.75%, 7/1/11        3,664,010
Baa1      A-           1,850   Puerto Rico Electric Power
                               Authority, 5.50%, 7/1/13      1,755,447
Baa1      A-             150   Puerto Rico Electric Power
                               Authority, 5.50%, 7/1/20        138,746
NR        NR           1,500   Virgin Islands Water and
                               Power Authority, 7.40%,
                               7/1/11                        1,575,314
                                                         -------------
                                                         $  17,818,668
                                                         -------------
                               WATER & SEWER - 9.8%
NR        NR         $ 2,075   Massachusetts Industrial
                               Finance Authority,
                               American Hingham Water,
                               6.60%, 12/1/15            $   2,095,480
A         A           18,620   Massachusetts Water
                               Resources Authority
                               (MWRA), 4.75%, 12/1/23       15,364,479
A         A            5,000   MWRA, 5.00%, 3/1/22           4,323,500
A         A            1,500   MWRA, 5.25%, 3/1/13           1,390,095
A         A            3,915   MWRA, 5.25%, 12/1/15          3,608,260
NR        NR           2,000   Virgin Islands Water and
                               Power Authority, 7.60%,
                               1/1/12                        2,122,760
                                                         -------------
                                                         $  28,904,574
                                                         -------------
                               TOTAL TAX-EXEMPT
                               INVESTMENTS (IDENTIFIED
                               COST, $277,979,560)       $ 295,503,555
                                                         ===============

(1) The above designated securities have been issued as inverse floater bonds.

(2) Security has been segregated to cover margin requirements on open financial futures contracts.

The Portfolio invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1995, 21.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.5% to 7.3% of total investments.

                       See notes to financial statements

--------------------------------------------------------------------------------
                         Mississippi Tax Free Portfolio
                 Portfolio of Investments - September 30, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
                               ESCROWED - 1.6%
Aaa       NR          $1,500   Mississippi Housing Finance
                               Corporation, SFMR, (AMT),
                               (ETM), 0%, 6/1/15           $    447,360
                                                           ------------
                               GENERAL OBLIGATIONS - 7.8%
NR        A-          $1,000   Mississippi Development
                               Bank, Golden Triangle Solid
                               Waste, 6.00%, 7/1/15        $    972,850
Aa        AA-            200   Mississippi State, 5.10%,
                               11/15/12                         188,648
Aa        AA-            500   Mississippi State, 5.75%,
                               6/1/14                           500,965
Aa        AA-            500   Mississippi State, 6.75%,        536,265
                               12/1/14                     ------------
                                                           $  2,198,728
                                                           ------------
                               HOSPITAL REVENUE - 3.2%
A         NR          $1,000   Mississippi Hospital
                               Equipment & Facilities
                               Authority, Rankin Medical
                               Center Project, 5.60%,
                               3/1/19                      $    919,410
                                                           ------------
                               HOUSING - 9.4%
Aa        NR          $  500   Hinds County Urban Renewal,
                               Woodridge Apartments,
                               (FHA), 6.25%, 11/1/27       $    495,860
NR        NR             200   City of Ridgeland Urban
                               Renewal, The Orchard, LTD.,
                               7.75%, 12/1/15                   197,958
Aaa       NR             300   Vicksburg Leased Housing
                               Corporation, MFMR, Magnolia
                               Manor Apartments, (FHA),
                               5.95%, 8/15/22                   294,063
Aaa       NR             500   Mississippi Home
                               Corporation, SFMR, Access
                               Program, (AMT), 8.10%,
                               12/1/24                          554,725
Aaa       NR           1,020   Mississippi Home
                               Corporation, SFMR, Access
                               Program, (AMT), 8.125%,
                               12/1/24                        1,131,914
                                                           ------------
                                                           $  2,674,520
                                                           ------------
                               INDUSTRIAL DEVELOPMENT
                               REVENUE - 10.0%
NR        A-          $  600   Jackson County,
                               International Paper Company
                               Project, (AMT), 5.55%,
                               10/1/17                     $    564,468
A2        A            1,000   Lowndes County,
                               Weyerhaeuser Company
                               Project, 6.80%, 4/1/22         1,106,900
A3        A-             600   Warren County,
                               International Paper Company
                               Project, (AMT), 6.60%,
                               3/1/19                           608,592

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
NR        AA             500   Port of Gulfport, E.I. du
                               Pont de Nemours and Company
                               Project, (AMT), 7.15%,
                               5/1/16 (2)                       544,390
                                                           ------------
                                                           $  2,824,350
                                                           ------------
                               INSURED EDUCATION - 3.7%
Aaa       AAA         $1,000   Mississippi Educational
                               Facilities Authority,
                               Milsaps College Project,
                               (MBIA) 6.50%, 11/1/19       $  1,041,610
                                                           ------------
                               INSURED GENERAL OBLIGATION - 5.0%
Aaa       AAA         $  500   Hinds County, (MBIA) 6.25%,
                               3/1/11                      $    535,360
Aaa       AAA          1,000   Desoto County School
                               District, (MBIA) 4.75%,
                               2/1/13                           883,120
                                                           ------------
                                                           $  1,418,480
                                                           ------------
                               INSURED HOSPITALS - 19.2%
Aaa       AAA         $1,000   Alcorn County, Magnolia
                               Regional Health Center,
                               (AMBAC) 5.75%, 10/1/13      $    967,370
Aaa       AAA          1,000   Gulfport Mississippi
                               Hospital Facilities
                               Authority, Memorial
                               Hospital of Gulfport,
                               (MBIA) 6.20%, 7/1/18           1,020,310
Aaa       AAA          1,275   Hinds County, Mississippi
                               Methodist Hospital and
                               Rehabilitation Center,
                               (AMBAC) 5.60%, 5/1/12          1,256,003
Aaa       AAA          1,250   Mississippi Hospital
                               Equipment and Facilities
                               Authority, Methodist Health
                               Systems, (MBIA) 5.50%,
                               8/15/13                        1,189,850
Aaa       AAA          1,000   Mississippi Hospital
                               Equipment and Facilities
                               Authority, Mississippi
                               Baptist Medical Center,
                               (MBIA) 6.00%, 5/1/13           1,009,080
                                                           ------------
                                                           $  5,442,613
                                                           ------------
                               INSURED HOUSING - 1.8%
Aaa       NR          $  500   Mississippi Home
                               Corporation, SFMR, (GNMA),
                               (AMT), 6.625%, 4/1/27       $    511,910
                                                           ------------
                               INSURED LEASE/CERTIFICATE
                               OF PARTICIPATION - 5.2%
Aaa       AAA         $1,500   Medical Center Building
                               Corporation, University of
                               Mississippi Medical Center
                               Project, (MBIA) 5.80%,
                               12/1/14                     $  1,476,015
                                                           ------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
                               INSURED UTILITIES - 7.0%
Aaa       AAA         $1,600   Jackson County, Gautier
                               Utility District, (MBIA)
                               6.375%, 3/1/12              $  1,661,504
Aaa       AAA            300   Puerto Rico Electric Power
                               Authority, (FSA), Variable,
                               7/1/03 (1)                       335,766
                                                           ------------
                                                           $  1,997,270
                                                           ------------
                               INSURED WATER & SEWER - 5.2%
Aaa       AAA         $1,000   Jackson County, Water and
                               Sewer Bonds, (MBIA) 5.40%,
                               9/1/09                      $    980,790
Aaa       AAA            500   City of Natchez, Combined
                               Water and Sewer System,
                               (MBIA) 5.70%, 8/1/17             485,380
                                                           ------------
                                                           $  1,466,170
                                                           ------------
                               NURSING HOMES - 1.7%
NR        NR          $  500   Mississippi Business
                               Finance Corporation,
                               Magnolia Healthcare, 7.99%,
                               7/1/25 (2)                  $    472,415
                                                           ------------
                               LEASE/CERTIFICATE OF
                               PARTICIPATION - 3.6%
A         NR          $1,000   Mississippi University
                               Educational Building Corp.,
                               Facilities Renovation,
                               6.15%, 6/15/15              $  1,009,330
                                                           ------------
                               SPECIAL TAX - 4.7%
Baa1      A           $  500   Puerto Rico Highway and
                               Transportation Authority,
                               5.25%, 7/1/20               $    446,615
Baa1      A            1,000   Puerto Rico Highway and
                               Transportation Authority,
                               5.25%, 7/1/21                    891,410
                                                           ------------
                                                           $  1,338,025
                                                           ------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
                               UTILITIES - 10.9%
NR        BBB         $  810   Guam Power Authority,
                               6.625%, 10/1/14             $    829,999
Aa3       A+           1,310   Lamar County, South
                               Mississippi Electric Power
                               Association Project, 4.85%,
                               12/1/06                        1,237,505
Baa3      NR           1,000   Warren County, Mississippi
                               Power & Light Company
                               Project, 7.00%, 4/1/22         1,038,360
                                                           ------------
                                                           $  3,105,864
                                                           ------------
                               TOTAL TAX-EXEMPT
                               INVESTMENTS (IDENTIFIED
                               COST, $27,181,386)          $ 28,344,069
                                                           ============

(1) The above designated securities have been issued as inverse floater bonds.

(2) Security has been segregated to cover margin requirements on open financial futures contracts.

The Portfolio invests primarily in debt securities issued by Mississippi municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1995, 49.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 1.2% to 36.3% of total investments.

                       See notes to financial statements

--------------------------------------------------------------------------------
                          New York Tax Free Portfolio
                 Portfolio of Investments - September 30, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)      PRINCIPAL
-----------------     AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
                               ASSISTED LIVING - 0.3%
NR        NR         $ 1,970   Village of North Syracuse
                               Housing Authority, (AJM
                               Senior Housing, Inc. Janus
                               Park Project), 8.00%,
                               6/1/24                     $   1,922,168
                                                          -------------
                               EDUCATION - 12.7%
A         NR         $ 1,000   Dutchess County IDA, Bard
                               College, 7.00%, 11/1/17    $   1,084,310
A1        NR           6,295   Monroe County IDA,
                               University of Rochester,
                               7.25%, 12/1/16                 6,646,324
NR        BBB-         1,660   City of New Rochelle IDA
                               Civic Facilities, College
                               of New Rochelle, 6.75%,
                               7/1/22                         1,704,920
Baa1      BBB+         6,895   Dormitory Authority, State
                               University Educational
                               Facilities, 4.75%, 7/1/14      6,124,208
Baa1      BBB+         2,500   Dormitory Authority, State
                               University Educational
                               Facilities, 5.00%, 5/15/18     2,118,800
Baa1      BBB+        11,500   Dormitory Authority, State
                               University Educational
                               Facilities, 5.25%, 5/15/13    10,464,310
Baa1      BBB+         7,600   Dormitory Authority, State
                               University Educational
                               Facilities, 5.25%, 5/15/15     6,850,260
Baa1      BBB+         7,605   Dormitory Authority, State
                               University Educational
                               Facilities, 5.25%, 5/15/19     6,714,759
Baa1      BBB+         6,805   Dormitory Authority, State
                               University Educational
                               Facilities, 5.25%, 5/15/21     6,043,657
Baa1      BBB+         3,130   Dormitory Authority, State
                               University Educational
                               Facilities, 5.50%, 5/15/08     3,041,139
Baa1      BBB+        28,250   Dormitory Authority, State
                               University Educational
                               Facilities, 5.50%, 5/15/13    26,375,613
Baa1      BBB+           415   Dormitory Authority, State
                               University Educational
                               Facilities, 7.375%,
                               5/15/14                          450,279
Baa1      BBB+         1,300   Dormitory Authority, State
                               University Educational
                               Facilities, 7.50%, 5/15/11     1,497,184
NR        AA           1,300   Dormitory Authority, New
                               York Medical College
                               (Asset Guaranty), 6.875%,
                               7/1/21                         1,391,845
A1        A+             950   Dormitory Authority,
                               University of Rochester,
                               5.625%, 7/1/12                   927,276
                                                          -------------
                                                          $  81,434,884
                                                          -------------

     RATINGS
   (UNAUDITED)      PRINCIPAL
-----------------     AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
----------------------------------------------------------------------
                               ELECTRIC UTILITIES - 4.9%
A1        A          $ 2,500   New York State Energy
                               Resource & Development
                               Authority, Brooklyn Union
                               Gas (RIBS)(AMT), Variable,
                               7/1/26 (1)                 $   2,918,350
Aa3       A+             500   New York State Energy
                               Resource & Development
                               Authority, Consolidated
                               Edison (AMT), 7.75%,
                               1/1/24                           538,345
Aa3       A+           2,365   New York State Energy
                               Resource & Development
                               Authority, Consolidated
                               Edison (AMT), 7.50%,
                               7/1/25                         2,563,684
Aa3       A+           1,000   New York State Energy
                               Resource & Development
                               Authority, Consolidated
                               Edison (AMT), 7.50%,
                               1/1/26                         1,098,470
Aa        AA-         18,000   Power Authority of the
                               State of New York, 5.25%,
                               1/1/18                        16,447,500
Baa1      A-          11,500   Puerto Rico Electric Power
                               Authority, 0%, 7/1/17          3,023,350
Baa1      A-           2,250   Puerto Rico Electric Power
                               Authority, 5.50%, 7/1/20       2,081,183
NR        NR           3,000   Virgin Islands Water and
                               Power Authority, 7.40%,
                               7/1/11                         3,150,630
                                                          -------------
                                                          $  31,821,512
                                                          -------------
                               ESCROWED - 7.6%
Aaa       AAA        $   725   Albany Municipal Water
                               (MBIA), 7.50%, 12/1/17     $     806,592
Aaa       BBB          1,000   Dormitory Authority, City
                               University, 7.625%, 7/1/20     1,152,840
Aaa       BBB+         1,530   Dormitory Authority, State
                               University Educational
                               Facilities, 7.70%, 5/15/12     1,763,677
NR        BBB          1,000   Dormitory Authority, City
                               University, 8.125%, 7/1/08     1,116,170
Baa1      BBB-         2,250   Dormitory Authority,
                               Upstate Community College,
                               7.20%, 7/1/21                  2,582,842
Baa1      NR           2,000   Dormitory Authority,
                               Upstate Community College,
                               7.30%, 7/1/21                  2,305,860
Aaa       AAA            500   Erie County Water
                               Authority, Water Works
                               System, 6.00%, 12/1/08           528,920
Aaa       AAA            500   Metropolitan
                               Transportation Authority
                               Commuter Facilities Bonds,
                               7.50%, 7/1/19                    571,735
Aaa       AAA          1,000   New York Local Government
                               Assistance Corporation
                               (LGAC), 7.00%, 4/1/16          1,136,100

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)      PRINCIPAL
-----------------     AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
                               ESCROWED - (CONTINUED)
Aaa       AAA          5,500   New York LGAC, 6.75%,
                               4/1/21                         6,238,980
Aaa       BBB          1,000   New York State Housing
                               Finance Agency Service
                               Contracts, 7.80%, 9/15/11      1,173,510
Aaa       AAA          1,775   New York State Housing
                               Finance Agency Service
                               Contracts, 7.375%, 9/15/21     2,073,520
Aaa       BBB+            90   New York State Medical
                               Care Facilities Finance
                               Agency, Mental Health
                               Services Facilities,
                               7.75%, 8/15/10                   103,334
Aaa       AAA            450   New York State Medical
                               Care Facilities Finance
                               Agency, Mental Health
                               Services Facilities,
                               7.875%, 8/15/08                  525,047
Aaa       AAA          3,320   New York State Medical
                               Care Facilities Finance
                               Agency, Mental Health
                               Services Facilities,
                               7.50%, 2/15/21                 3,842,004
Aaa       NR           8,100   New York State Urban
                               Development Corporation
                               Correctional Facilities,
                               6.50%, 1/1/21                  8,848,197
Baa1      BBB          4,750   New York State Thruway
                               Authority, Local Highway
                               and Bridge Service
                               Contract Bonds, 7.25%,
                               1/1/10 (2)                     5,404,740
Baa1      BBB          5,350   New York State UDC,
                               Onondaga Co. Convention
                               Center, 7.875% 1/1/10          6,241,577
NR        AA-            500   Power Authority of the
                               State of New York, 8.00%,
                               1/1/17                           548,960
NR        A            1,760   Puerto Rico Highway &
                               Transportation Authority,
                               6.625%, 7/1/18                 1,989,310
                                                          -------------
                                                          $  48,953,915
                                                          -------------
                               GENERAL OBLIGATIONS - 1.6%
Baa1      A-         $   120   New York City, 8.25%,
                               11/15/16                   $     136,942
Baa1      A-           4,000   New York City, 7.50%,
                               2/1/18                         4,399,280
Aa        AA           1,700   Onondaga County, 5.875%,
                               2/15/11                        1,758,259
Aa        AA           1,600   Onondaga County, 5.875%,
                               2/15/12                        1,641,424
Baa1      A            2,175   Puerto Rico Public
                               Building Authority, Public
                               Education and Health
                               Facilities, 5.75%, 7/1/15      2,102,594
                                                          -------------
                                                          $  10,038,499
                                                          -------------

     RATINGS
   (UNAUDITED)      PRINCIPAL
-----------------     AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
                               HEALTH CARE - 19.1%
NR        AAA        $ 6,705   Dormitory Authority,
                               United Health Services
                               (FHA), 7.35%, 8/1/29       $   7,225,509
Aa        AAA          4,785   New York State Medical
                               Care Facilities Finance
                               Agency (MCFFA), Hospital
                               Insured Mortgage (FHA),
                               5.25%, 8/15/14                 4,443,782
NR        AA           2,670   New York State MCFFA,
                               Hospital and Nursing
                               Insured Mortgage (FHA),
                               6.10%, 8/15/15                 2,663,645
NR        AAA          3,710   New York State MCFFA,
                               Hospital and Nursing
                               Insured Mortgage (FHA),
                               6.125%, 2/15/14                3,902,994
Aa        AA           1,000   New York State MCFFA,
                               Hospital and Nursing
                               Insured Mortgage (FHA),
                               6.55%, 8/15/12                 1,043,570
Aa        AA           3,800   New York State MCFFA,
                               Hospital and Nursing
                               Insured Mortgage (FHA),
                               6.65%, 8/15/32                 3,946,338
NR        AA           9,000   New York State MCFFA,
                               Hospital and Nursing
                               Insured Mortgage (FHA),
                               6.70%, 8/15/23                 9,446,220
Aa        AA           1,050   New York State MCFFA,
                               Hospital and Nursing
                               Insured Mortgage (FHA),
                               6.75%, 2/15/12                 1,107,446
Aa        AA           1,500   New York State MCFFA,
                               Hospital and Nursing
                               Insured Mortgage (FHA),
                               6.95%, 2/15/32                 1,586,430
Aa        AA           2,190   New York State MCFFA,
                               Hospital and Nursing
                               Insured Mortgage (FHA),
                               7.00%, 8/15/32                 2,326,262
Aa        AA           6,600   New York State MCFFA,
                               Hospital and Nursing
                               Insured Mortgage (FHA),
                               7.25%, 2/15/31                 7,124,634
Aa        AA             750   New York State MCFFA,
                               Hospital and Nursing
                               Insured Mortgage (FHA),
                               7.35%, 2/15/29                   819,128
Aa        AA           2,425   New York State MCFFA,
                               Insured Mortgage Project
                               (FHA), 6.20%, 2/15/10          2,484,607
Aa        AA           3,500   New York State MCFFA,
                               Insured Mortgage Project
                               (FHA), 6.20%, 8/15/14          3,591,490

--------------------------------------------------------------------------------
                    NEW YORK TAX FREE PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)      PRINCIPAL
-----------------     AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
                               HEALTH CARE - (CONTINUED)
Aa        AA           5,625   New York State MCFFA,
                               Insured Mortgage Project
                               (FHA), 6.20%, 8/15/15          5,723,775
Aa        AA           6,550   New York State MCFFA,
                               Insured Mortgage Project
                               (FHA), 6.25%, 8/15/15          6,661,285
Aa        AA           2,500   New York State MCFFA,
                               Insured Mortgage Project
                               (FHA), 6.50%, 2/15/35          2,552,300
Aa        AA             950   New York State MCFFA,
                               Insured Mortgage Project
                               (FHA), 7.45%, 8/15/31          1,030,095
Baa1      BBB+        10,205   New York State MCFFA,
                               Mental Health Services
                               Facilities, 5.25%, 2/15/19     9,320,737
Baa1      BBB+        11,500   New York State MCFFA,
                               Mental Health Services
                               Facilities, 5.25%, 8/15/23     9,895,865
Baa1      BBB+         6,625   New York State MCFFA,
                               Mental Health Services
                               Facilities, Series 1994 A,
                               5.25%, 8/15/23                 5,700,879
Baa1      BBB+         1,230   New York State MCFFA,
                               Mental Health Services
                               Facilities, 7.50%, 2/15/21     1,372,754
Baa1      BBB+         1,610   New York State MCFFA,
                               Mental Health Services
                               Facilities, 7.625%,
                               8/15/17                        1,777,150
Baa1      BBB+           145   New York State MCFFA,
                               Mental Health Services
                               Facilities, 7.75%, 8/15/10       161,153
Baa1      BBB+           495   New York State MCFFA,
                               Mental Health Services
                               Facilities, 7.875%,
                               8/15/08                          558,469
Baa       BBB         19,700   New York State MCFFA,
                               Secured Hospital
                               (Brookdale), 6.80%,
                               8/15/12                       20,263,223
Baa       BBB          5,540   New York State MCFFA,
                               Secured Hospital, 7.35%,
                               8/15/11                        5,881,652
                                                          -------------
                                                          $ 122,611,392
                                                          -------------
                               HOSPITALS - 0.7%
Aa        AAA        $ 1,500   Dormitory Authority, Long
                               Island Jewish Medical
                               Center (FHA), 7.75%,
                               8/15/27                    $   1,629,735
NR        AAA          1,000   Dormitory Authority,
                               St. Francis Hospital
                               (FHA), 7.65%, 8/1/30           1,119,780
Baa1      BBB+         1,800   Syracuse Industrial
                               Development Agency (IDA),
                               St. Joseph's Hospital
                               Health Center, 7.50%,
                               6/1/18                         1,914,804
                                                          -------------
                                                          $   4,664,319
                                                          -------------

     RATINGS
   (UNAUDITED)      PRINCIPAL
-----------------     AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
                               HOUSING - 5.5%
NR        NR         $ 4,744   New York City Housing
                               Development Corporation
                               (HDC), Allerville Project,
                               6.50%, 11/15/18            $   4,772,297
Baa       A            4,750   New York City HDC, General
                               Housing, 6.50%, 5/1/22         4,797,690
NR        NR           2,080   New York City HDC, Dayton
                               Project, 6.50% 11/15/18        2,092,643
NR        AAA          2,550   New York City HDC, Multi-
                               Unit Management, 7.35%,
                               6/1/19                         2,702,439
Aa        A+             235   New York State Housing
                               Finance Agency, Baytown,
                               7.10%, 8/15/35                   248,280
Aa        NR             250   New York State Mortgage
                               Agency, 6.90%, 4/1/03            263,523
Aa        NR           8,750   New York State Mortgage
                               Agency, 6.90%, 4/1/15          9,220,313
Aa        NR           1,000   New York State Mortgage
                               Agency, 7.50%, 4/1/15          1,082,280
Aa        NR             295   New York State Mortgage
                               Agency, 7.65%, 4/1/19            311,963
Aa        NR             625   New York State Mortgage
                               Agency, 7.70%, 10/1/12           676,644
Aa        NR             270   New York State Mortgage
                               Agency, 8.00%, 10/1/17           287,312
Aa        NR           6,350   New York State Mortgage
                               Agency (AMT), 6.40%,
                               10/1/20                        6,318,568
Aa        NR           1,600   New York State Mortgage
                               Agency (AMT), 7.95%,
                               10/1/21                        1,727,808
Baa       BBB            350   Puerto Rico Commonwealth
                               Urban Renewal & Housing
                               Corporation, 7.875%,
                               10/1/04                          395,693
Aaa       AAA            410   Puerto Rico Housing
                               Financial Corporation
                               Single-Family (GNMA),
                               7.65%, 10/15/22                  434,124
                                                          -------------
                                                          $  35,331,577
                                                          -------------
                               INSURED COLLEGE &
                               UNIVERSITY - 1.8%
Aaa       AAA        $ 6,950   Dormitory Authority,
                               Marist College (MBIA),
                               6.00%, 7/1/22              $   6,958,549
Aaa       AAA          5,000   Dormitory Authority, New
                               York University (MBIA),
                               5.00%, 7/1/11                  4,698,350
                                                          -------------
                                                          $  11,656,899
                                                          -------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)      PRINCIPAL
-----------------     AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
                               INSURED GENERAL
                               OBLIGATIONS - 1.0%
Aaa       AAA        $ 1,035   Erie County Water
                               Authority (AMBAC), 0%,
                               12/1/17                    $     211,295
Aaa       AAA          3,900   New York City Trust for
                               Cultural Resources, Museum
                               of Modern Art (AMBAC),
                               5.40%, 1/1/12                  3,764,748
Aaa       AAA          2,480   New York State
                               Environmental Facilities
                               Corporation (EFC), Jamaica
                               Water Supply Company (AMT)
                               (AMBAC), 7.625%, 4/1/29        2,677,334
                                                          -------------
                                                          $   6,653,377
                                                          -------------
                               INSURED GENERAL
                               OBLIGATIONS LOCAL - 1.8%
Aaa       AAA        $   520   Chautauqua County
                               Unlimited Tax (FGIC),
                               6.40%, 9/15/08             $     574,621
Aaa       AAA            770   Chautauqua County
                               Unlimited Tax (FGIC),
                               6.40%, 9/15/09                   847,123
Aaa       AAA            465   Chautauqua County
                               Unlimited Tax (FGIC),
                               7.30%, 4/1/07                    547,793
Aaa       AAA            725   Jamestown, (Secondary
                               AMBAC), 7.00%, 3/15/07           838,521
Aaa       AAA            600   Jamestown, (Secondary
                               AMBAC), 7.00%, 3/15/08           693,852
Aaa       AAA            675   Jamestown, (Secondary
                               AMBAC), 7.00%, 3/15/13           789,278
Aaa       AAA            700   Jamestown, (Secondary
                               AMBAC), 7.10%, 3/15/09           814,891
Aaa       AAA            700   Jamestown, (Secondary
                               AMBAC), 7.10%, 3/15/10           816,739
Aaa       AAA            700   Jamestown, (Secondary
                               AMBAC), 7.10%, 3/15/11           817,929
Aaa       AAA            675   Jamestown, (Secondary
                               AMBAC), 7.10%, 3/15/12           789,271
Aaa       AAA            515   Jamestown, (Secondary
                               AMBAC), 7.10%, 3/15/14           601,808
Aaa       AAA          2,000   New York City (AMBAC),
                               7.00%, 8/1/17                  2,201,300
Aaa       AAA            500   Oyster Bay (FGIC), 6.60%,
                               2/15/12                          533,400
Aaa       AAA            450   Oyster Bay (FGIC), 6.60%,
                               2/15/13                          480,060
                                                          -------------
                                                          $  11,346,586
                                                          -------------

     RATINGS
   (UNAUDITED)      PRINCIPAL
-----------------     AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
                               INSURED GENERAL
                               OBLIGATIONS SCHOOL
                               DISTRICT - 0.2%
Aaa       AAA        $   700   Bethlehem Central School
                               District (AMBAC), 7.10%,
                               11/1/08                    $     819,903
Aaa       AAA            700   Bethlehem Central School
                               District (AMBAC), 7.10%,
                               11/1/09                          814,716
                                                          -------------
                                                          $   1,634,619
                                                          -------------
                               INSURED GENERAL
                               OBLIGATIONS TERRITORY -
                               0.7%
Aaa       AAA        $ 4,500   Commonwealth of Puerto
                               Rico Public Improvement
                               Residual Interest Tax
                               Exempt Securities (FSA),
                               Variable, 7/1/22 (1)       $   4,616,865
                                                          -------------
                               INSURED HEALTH CARE - 4.4%
Aaa       AAA        $ 1,500   New York State MCFFA, Long
                               Term Health Care (CGIC),
                               6.80%, 11/1/14             $   1,588,695
Aaa       AAA          1,300   New York State MCFFA, New
                               York Hospital (FHA)
                               (AMBAC), 6.60%, 2/15/11        1,409,226
Aaa       AAA          5,400   New York State MCFFA, New
                               York Hospital (FHA)
                               (AMBAC), 6.75%, 8/15/14        5,794,146
Aaa       AAA         20,525   New York State MCFFA,
                               Mental Health Services
                               Facilities (MBIA), 5.375%,
                               2/15/14                       19,280,980
                                                          -------------
                                                          $  28,073,047
                                                          -------------
                               INSURED HOUSING - 0.1%
Aaa       AAA        $   500   New York City HDC, Charter
                               Oaks (MBIA), 7.375% 4/1/17 $     524,525
                                                          -------------
                               INSURED MISCELLANEOUS - 0.1%
Aaa       AAA        $   500   New York City IDA, (USTA
                               National Tennis Center
                               Incorporated Project)
                               (FSA), 6.375%, 11/15/14    $     522,020
                                                          -------------

--------------------------------------------------------------------------------
                    NEW YORK TAX FREE PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)      PRINCIPAL
-----------------     AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
                               INSURED SOLID WASTE - 1.6%
Aaa       AAA        $ 1,650   Dutchess County Resource
                               Recovery Solid Waste
                               (FGIC), 7.50%, 1/1/09      $   1,814,505
Aaa       AAA          6,795   Islip Resource Recovery
                               Agency (MBIA), 6.50%,
                               7/1/09                         7,272,960
Aaa       AAA          1,000   Montgomery, Otesgo,
                               Schoharie Solid Waste
                               Management Authority
                               (MBIA), 5.25%, 1/1/14            936,350
                                                          -------------
                                                          $  10,023,815
                                                          -------------
                               INSURED TOLL & TURNPIKE - 1.0%
Aaa       AAA        $ 3,000   Triborough Bridge & Tunnel
                               Authority Residual
                               Interest Securities
                               (MBIA), Variable, 1/1/19
                               (1)                        $   3,033,030
Aaa       AAA          3,000   Triborough Bridge & Tunnel
                               Authority Residual
                               Interest Securities
                               (MBIA), Variable, 1/1/12
                               (1)                            3,229,230
                                                          -------------
                                                          $   6,262,260
                                                          -------------
                               INSURED WATER & SEWER - 0.1%
Aaa       AAA        $   275   Albany Municipal Water
                               Financial Authority
                               (MBIA), 7.50%, 12/1/17     $     298,944
                                                          -------------
                               LEASE/CERTIFICATE OF
                               PARTICIPATION - 8.7%
Baa1      BBB        $ 1,955   Dormitory Authority, City
                               University, 5.75%, 7/1/13  $   1,869,000
Baa1      BBB         17,815   Dormitory Authority, City
                               University, 5.75%, 7/1/13     17,031,318
Baa1      BBB            250   Dormitory Authority, City
                               University, 6.375%, 7/1/08       256,618
Baa1      BBB          5,100   Dormitory Authority, City
                               University, 7.00%, 7/1/09      5,653,044
Baa1      BBB          4,325   Dormitory Authority, City
                               University, 7.50%, 7/1/10      4,967,133
Baa1      BBB          6,125   New York State HFA Service
                               Contract, 5.375%, 9/15/11      5,635,000
NR        BBB          5,865   New York State Thruway
                               Authority, 0%, 1/1/01          4,438,046
Baa1      BBB          5,775   New York State Urban
                               Development Corporation
                               (UDC) Correctional
                               Facilities, 5.50%, 1/1/14      5,342,337
Baa1      BBB          7,670   New York State UDC
                               Correctional Facilities,
                               5.25%, 1/1/13                  6,896,557
Baa1      BBB            500   New York State UDC, Alfred
                               Technology, 7.875%, 1/1/20       549,070

     RATINGS
   (UNAUDITED)      PRINCIPAL
-----------------     AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
Baa1      BBB            750   New York State UDC,
                               Clarkson Center for
                               Advanced Materials, 7.80%,
                               1/1/20                           821,512
Baa1      BBB            750   New York State UDC,
                               Clarkson Center for
                               Advanced Materials, 8.00%,
                               1/1/20                           839,737
Baa1      A            1,825   Syracuse-Hancock
                               International Airport
                               Certificates of
                               Participation, 6.625%,
                               1/1/12                         1,921,105
                                                          -------------
                                                          $  56,220,477
                                                          -------------
                               MISCELLANEOUS - 1.6%
Aa        AA-        $   200   City of New York Municipal
                               Assistance Corporation,
                               7.50%, 7/1/08              $     218,888
Aa        AA-            485   City of New York Municipal
                               Assistance Corporation,
                               7.625%, 7/1/08                   530,896
Aa        AA-            635   City of New York Municipal
                               Assistance Corporation,
                               7.625%, 7/1/08                   714,724
NR        NR           1,300   New York City IDA,
                               (YMCA of Greater New
                               York), 8.00%, 8/1/16           1,394,536
Aaa       AAA          7,000   VRDC-IVRC Trust, Variable
                               Rate, 6/26/02 (1)              7,214,340
                                                          -------------
                                                          $  10,073,384
                                                          -------------
                               SOLID WASTE - 2.0%
Baa1      A-         $ 2,665   Hempstead IDA Resource
                               Recovery, American
                               Refunding Fuel Co., 7.40%,
                               12/1/10                    $   2,782,473
Baa       NR           9,530   New York State EFC
                               Resource Recovery,
                               Huntington Project, 7.50%,
                               10/1/12                       10,056,056
                                                          -------------
                                                          $  12,838,529
                                                          -------------
                               SPECIAL TAX REVENUE - 12.5%
A         A          $12,160   New York State LGAC,
                               5.00%, 4/1/21              $  10,582,240
A         A            5,000   New York State LGAC,
                               5.00%, 4/1/21                  4,368,900
A         A            8,750   New York State LGAC,
                               5.00%, 4/1/23                  7,526,313
A         A            4,750   New York State LGAC,
                               5.25%, 4/1/16                  4,406,908
A         A            2,500   New York State LGAC,
                               5.25%, 4/1/19                  2,265,400
A         A            4,500   New York State LGAC,
                               5.375%, 4/1/16                 4,221,180
A         A            5,225   New York State LGAC,
                               5.50%, 4/1/17                  4,960,040

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)      PRINCIPAL
-----------------     AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
                               SPECIAL TAX REVENUE - (CONTINUED)
A         A           12,420   New York State LGAC,
                               5.50%, 4/1/18                 11,731,808
A         A           13,000   New York State LGAC,
                               5.50%, 4/1/21                 12,140,570
NR        BBB+         2,630   New York State Municipal
                               Bond Bank Agency, 6.875%,
                               3/15/06                        2,866,095
Baa1      BBB          3,100   New York State Thruway
                               Authority Contract, Local
                               & Highway Building, 5.25%,
                               4/1/13                         2,800,478
Baa1      A            2,000   Puerto Rico Highway and
                               Transportation Authority,
                               5.50%, 7/1/15                  1,902,740
Baa1      A            2,500   Puerto Rico Highway and
                               Transportation Authority,
                               5.50%, 7/1/15                  2,378,425
Baa1      A            4,840   Puerto Rico Highway and
                               Transportation Authority,
                               6.625%, 7/1/18                 5,079,774
Baa1      BBB          3,335   Triborough Bridge & Tunnel
                               Authority, Convention
                               Center, 6.00%, 1/1/11          3,318,158
                                                          -------------
                                                          $  80,549,029
                                                          -------------
                               TRANSPORTATION - 6.2%
Baa1      BBB        $ 4,025   MTA Transit Facilities
                               Service Contract, 4.75%,
                               7/1/19                     $   3,261,417
Baa1      BBB          3,670   MTA Transit Facilities
                               Service Contract, 4.75%,
                               7/1/19                         2,973,764
Baa1      BBB          2,000   MTA Transit Facilities
                               Service Contract, 5.75%,
                               7/1/13                         1,928,740
Baa1      BBB            725   MTA Transit Facilities
                               Service Contract, 5.75%,
                               7/1/13                           699,168
NR        BBB          2,350   New York State Thruway
                               Authority, Cross
                               Westchester Expressway
                               Project, 0%, 1/1/03            1,587,566
Ba1       BB           6,500   Port Authority of New York
                               and New Jersey, 5.75%,
                               6/15/30                        6,254,170
Ba1       BB           2,800   Port Authority of New York
                               and New Jersey, Delta
                               Airlines LaGuardia
                               Airport, 6.95%, 6/1/08         2,969,512
A1        AA-          1,500   Port Authority of New York
                               and New Jersey (AMT),
                               Variable, 1/15/27 (1)          1,553,730

     RATINGS
   (UNAUDITED)      PRINCIPAL
-----------------     AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
Aa        A+           5,330   Triborough Bridge and
                               Tunnel Authority (TBTA)
                               General Purpose, 5.00%,
                               1/1/12                         4,869,062
Aa        A+          11,580   TBTA General Purpose,
                               5.50%, 1/1/17                 11,048,941
Aa        A+           2,500   TBTA General Purpose,
                               6.125%, 1/1/21                 2,583,100
                                                          -------------
                                                          $  39,729,170
                                                          -------------
                               WATER & SEWER REVENUE - 3.8%
Aa        A          $11,050   New York State EFC, State
                               Water Pollution Control,
                               6.875%, 6/15/10            $  12,110,568
Aa        A+           4,545   New York State EFC, State
                               Water Pollution Control,
                               7.20%, 3/15/11                 5,052,540
Aa        A            2,750   New York State EFC, State
                               Water Pollution Control,
                               7.00%, 6/15/12                 3,053,738
Aa        A              150   New York State EFC, State
                               Water Pollution Control,
                               7.50%, 6/15/12                   169,304
Baa1      A            3,750   Puerto Rico Aqueduct &
                               Sewer Authority, 7.875%,
                               7/1/17                         4,160,625
                                                          -------------
                                                          $  24,546,775
                                                          -------------
                               TOTAL TAX-EXEMPT
                               INVESTMENTS (IDENTIFIED
                               COST, $610,645,613)        $ 642,348,587
                                                          =============

(1) The above designated securities have been issued as inverse floater bonds.
(2) Security has been segregated to cover margin requirements on open financial futures contracts.

The Portfolio invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1995, 23.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.1% to 11.0% of total investment.

                       See notes to financial statements

--------------------------------------------------------------------------------
                            Ohio Tax Free Portfolio
                 Portfolio of Investments - September 30, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY              VALUE
-----------------------------------------------------------------------
                               EDUCATION - 7.9%
A         A+         $ 1,000   University of Cincinnati,
                               6.50%, 12/1/11            $   1,035,190
A1        AA-            650   University of Cincinnati,
                               6.50%, 6/1/11                   684,314
Aa        AA-            550   Ohio State Higher
                               Educational Facilities,
                               Case Western University,
                               6.50%, 10/1/20                  604,335
NR        AA           1,000   Ohio State Higher
                               Educational Facilities,
                               Oberlin College, 5.375%,
                               10/1/15                         942,190
NR        AAA          2,100   Ohio Higher Educational
                               Facilities, Ohio Northern
                               University (CLEE), 5.60%,
                               5/1/13                        2,069,886
NR        AAA          2,750   Ohio Higher Educational
                               Facilities, Ohio Northern
                               University (CLEE), 5.65%,
                               5/1/18                        2,688,153
A1        A+           1,300   Ohio State Higher
                               Educational Facilities,
                               Public Facilities, 5.50%,
                               12/1/07                       1,319,513
A1        NR           7,000   Ohio State Student Loan
                               Funding Corp (AMT),
                               6.10%, 8/1/07                 7,165,200
A1        NR           7,000   Ohio State Student Loan
                               Funding Corp (AMT),
                               6.10%, 8/1/08                 7,121,100
A1        AA-          1,500   Ohio State University
                               Revenue, 5.75%, 12/1/09       1,523,325
                                                         -------------
                                                         $  25,153,206
                                                         -------------
                               ESCROWED - 0.2%
A1        NR         $   500   Gahanna, Ohio General
                               Obligation, 7.00%, 6/1/12 $     566,875
                                                         -------------
                               GENERAL OBLIGATIONS -
                               9.1%
NR        NR         $ 3,035   Belmont County, 7.30%,
                               12/1/17                   $   3,190,392
A         NR             600   City of Brunswick,
                               Various Purpose, 6.30%,
                               12/1/12                         617,586
NR        NR           2,450   Cleveland City School
                               District, 7.25%, 6/15/98      2,498,069
Aaa       AAA          1,035   City of Columbus, 5.50%,
                               11/1/12                       1,025,902
A1        NR           1,360   Copley-Fairlawn City
                               School District, 6.25%,
                               12/1/15                       1,403,180
NR        BBB          3,500   Guam Government, 5.375%,
                               11/15/13                      3,104,535
A1        NR           3,340   Hilliard City School
                               District, 6.30%, 12/1/14      3,462,344
A1        NR             500   Huber Heights, Ohio,
                               6.75%, 12/1/11                  534,185

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY              VALUE
----------------------------------------------------------------------
A         NR           1,200   Mansfield Ohio Waterworks
                               Improvement, 5.60%,
                               12/1/13                       1,162,692
A1        NR             725   City of Medina, Ohio Fire
                               Station Improvement,
                               3.00%, 12/1/10                  527,445
Aa        AA           1,500   Ohio State Infrastructure
                               Improvement, 0%, 8/1/11         632,685
Baa1      NR           1,000   Scioto County, Ohio Human
                               Services Building, 7.15%,
                               8/1/11                        1,136,590
NR        NR           1,000   Tuscarawas Public Library
                               Improvement, 6.90%,
                               12/1/11                       1,055,300
Baa       NR           1,000   Youngstown, Ohio, 7.55%,
                               12/1/11                       1,080,240
NR        NR           6,855   Youngstown, Ohio, 7.35%,
                               6/15/05                       7,413,614
                                                         -------------
                                                         $  28,844,759
                                                         -------------
                               HEALTH CARE - 2.4%
NR        AAA        $ 1,000   Allen County Ohio, LIMA
                               Convalescent Home
                               Foundation (GNMA), 6.40%,
                               1/1/21                    $   1,022,330
Aa2       NR           1,600   Hamilton County,
                               Episcopal Retirement
                               Homes, 6.80%, 1/1/08          1,745,504
NR        BBB-         1,800   Marion County, United
                               Church Homes, 6.30%,
                               11/15/15                      1,734,354
Baa       BBB          2,925   Puerto Rico Urban Renewal
                               & Housing Corporation,
                               0%, 10/1/99                   2,364,570
Aa2       NR             600   Warren County, Otterbein
                               Home Project, 7.20%,
                               7/1/11                          662,418
                                                         -------------
                                                         $   7,529,176
                                                         -------------
                               HOSPITALS - 19.3%
Baa       BBB-       $ 1,000   Butler County, Hamilton-
                               Hughe Hospital, 7.50%,
                               1/1/10                    $   1,032,270
NR        BBB          1,000   Cambridge Ohio, Guernsey
                               Memorial Hospital, 8.00%,
                               12/1/11                       1,068,500
A1        A            2,100   Cuyahoga County, Fairview
                               General Hospital, 6.25%,
                               8/15/10                       2,152,101
A1        A            2,370   Cuyahoga County, Meridia
                               Health System, 7.00%,
                               8/15/23                       2,505,967
A1        A            2,000   Cuyahoga County, Meridia
                               Health System, 6.50%,
                               8/15/12                       2,052,600

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY              VALUE
----------------------------------------------------------------------
                               HOSPITALS - (CONTINUED)
Aa        AA             750   Cuyahoga County,
                               University Hospitals
                               Health System, 6.50%,
                               1/15/19                         778,560
Aa        AA           4,450   Cuyahoga County,
                               University Hospitals
                               Health System, 6.00%,
                               1/15/22                       4,487,024
NR        BBB          4,500   Defiance Hospital, Inc.,
                               7.625%, 11/1/03               4,641,075
Baa       BBB-           665   East Liverpool City
                               Hospital-Series A, 8.00%,
                               10/1/21                         696,893
Baa       BBB-         1,000   East Liverpool City
                               Hospital-Series B, 8.00%,
                               10/1/21                       1,044,880
A         A-           4,000   Erie County, Firelands
                               Community Hospital,
                               6.75%, 1/1/08                 4,237,640
Aa        NR           3,000   Franklin County,
                               Children's Hospital,
                               6.60%, 5/1/13                 3,167,310
Aa        NR           1,900   Franklin County,
                               Riverside United
                               Methodist Hospital,
                               5.75%, 5/15/20                1,804,088
A         A            1,015   City of Garfield Heights,
                               Marymount Hospital,
                               6.65%, 11/15/11               1,052,058
A         A            1,000   City of Garfield Heights,
                               Marymount Hospital,
                               6.70%, 11/15/15               1,040,670
Aa2       NR           1,000   Hamilton County, Wesley
                               Hall Project, 6.50%,
                               3/1/15                        1,022,560
A1        A            4,000   Hamilton County, Bethesda
                               Hospital, Inc., 6.25%,
                               1/1/12                        4,027,400
A1        A+           1,095   Lorain County, Humility
                               of Mary Health Care
                               Corp., 7.125%, 12/15/06       1,199,266
A1        A+           5,900   Lorain County, Humility
                               of Mary Health Care
                               Corp., 5.90%, 12/15/08        6,048,208
A1        A+           1,000   Lorain County, Humility
                               of Mary Health Care
                               Corp., 7.20%, 12/15/11        1,081,030
NR        A+           1,750   Lorain County, Lakeland
                               Community Hospital, Inc.,
                               6.50%, 11/15/12               1,794,538
NR        BBB+         1,000   Lucas County, Flowers
                               Hospital, 6.125%, 12/1/13       939,000
A         A            2,760   City of Middleburg
                               Heights, Southwest
                               General Hospital Project,
                               6.75%, 8/15/21                2,880,971
NR        NR          10,000   Mt Vernon, Knox Community
                               Hospital, 7.875%, 6/1/12     10,358,900
                                                         -------------
                                                         $  61,113,509
                                                         -------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY              VALUE
----------------------------------------------------------------------
                               HOUSING - 7.1%
Aa        NR         $ 1,300   City of Clermont, Laurels
                               Project (FHA), 6.00%,
                               9/1/20                    $   1,285,011
Aa        NR           1,000   Franklin County, Hamilton
                               Creek Apartments (FHA),
                               (AMT), 5.80%, 7/1/14            942,190
Aa        NR           3,660   Franklin County, Hamilton
                               Creek Apartments (FHA),
                               (AMT), 5.55%, 7/1/24          3,239,905
NR        AAA          3,490   Ohio HFA, (GNMA), (AMT),
                               6.375%, 3/1/25                3,523,853
NR        AAA          4,735   Ohio HFA, (GNMA), (AMT),
                               6.70%, 3/1/25                 4,844,899
NR        AAA            835   Ohio HFA, SFMR (GNMA),
                               7.60%, 9/1/16                   871,723
NR        AAA          1,250   Ohio HFA, MFMR-Asbury
                               Woods (FHA), 7.00%,
                               10/1/24                       1,279,350
Aa        NR           2,850   Ohio HFA, Oakleaf Village
                               Project, (FHA), 5.70%,
                               9/1/26                        2,643,746
Aa        NR           1,000   Ohio HFA, Aristocrat
                               South Board & Care
                               Project (FHA), (AMT),
                               7.30%, 8/1/31                 1,037,330
Aaa       AAA          1,085   Ohio HFA SFMR, (GNMA)
                               (AMT), Variable, 3/31/31
                               (1)                           1,162,317
NR        BBB+         1,020   Ohio Economic
                               Development, KMART Corp.,
                               6.75%, 5/15/07                1,034,810
A1        A+             500   Ohio Building Authority
                               Juvenile Correctional
                               Building, 5.80%, 10/1/07        515,125
                                                         -------------
                                                         $  22,380,259
                                                         -------------
                               INDUSTRIAL DEVELOPMENT/
                               POLLUTION CONTROL
                               REVENUE - 8.8%
NR        BBB        $510....  Madison County, IDR,
                               KMART Corp., 6.75%,
                               9/15/06                   $     523,734
Baa1      NR           3,750   Ohio Air Quality
                               Development Authority,
                               Ashland Oil Inc, 6.85%,
                               4/1/10                        3,991,163
NR        A-             595   Ohio IDR, Enterprise Bond
                               Fund, Burrows Paper Corp.
                               (AMT), 7.625%, 6/1/11           659,546
NR        A-             310   Ohio IDR, Enterprise Bond
                               Fund, Cheryl & Co.,
                               (AMT), 5.50%, 12/1/04           307,774
NR        A-             530   Ohio IDR, Enterprise Bond
                               Fund, Cheryl & Co.,
                               (AMT), 5.90%, 12/1/09           530,806

--------------------------------------------------------------------------------
                      OHIO TAX FREE PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY              VALUE
-----------------------------------------------------------------------
                               INDUSTRIAL DEVELOPMENT/
                               POLLUTION CONTROL
                               REVENUE - (CONTINUED)
NR        A-           1,815   Ohio IDR, Enterprise Bond
                               Fund, Consolidated
                               Biscuit, (AMT), 7.00%,
                               12/1/09                       2,014,051
NR        A-           3,425   Ohio IDR, Enterprise Bond
                               Fund, J J & W LP Project
                               (AMT), 6.70%, 12/1/14         3,536,826
NR        A-             750   Ohio IDR, Enterprise Bond
                               Fund, Luigino's Inc.
                               (AMT), 6.85%, 6/1/01            772,388
NR        A-           1,000   Ohio IDR, Enterprise Bond
                               Fund, Progress Plastic
                               Products, (AMT), 6.80%,
                               12/1/01                       1,086,040
NR        A-           1,525   Ohio IDR, Enterprise Bond
                               Fund, Progress Plastic
                               Products, (AMT), 7.80%,
                               12/1/09                       1,772,660
NR        A-             680   Ohio IDR, Enterprise Bond
                               Fund, Royal Appliance
                               Manufacturing Co., Series
                               1991 #9 (AMT), 7.625%,
                               12/1/11                         758,234
NR        A-           1,000   Ohio IDR, Enterprise Bond
                               Fund, Royal Appliance
                               Manufacturing Co., Series
                               1991 #5 (AMT), 7.625%,
                               12/1/11                       1,115,050
NR        A-           1,800   Ohio IDR, Enterprise Bond
                               Fund, Speco Corp. (AMT),
                               6.60%, 6/1/04                 1,857,186
NR        A-             170   Ohio IDR, Enterprise Bond
                               Fund, Speco Corp. (AMT),
                               6.25%, 6/1/00                   173,553
NR        A-             880   Ohio IDR, Enterprise Bond
                               Fund, VSM Corp., (AMT),
                               7.375%, 12/1/11                 969,936
NR        AA-          1,000   Ohio Pollution Control,
                               Standard Oil Company,
                               6.75%, 12/1/15                1,167,220
Baa2      BBB          4,065   Ohio Water Development
                               Authority, Union Carbide
                               Corp. Project, 5.50%,
                               1/15/07                       3,935,245
Ba2       NR           1,500   Portage County, Kroger
                               Corporation, 7.25%,
                               7/1/99                        1,592,175
Ba2       NR           1,000   Summit County, Kroger
                               Corporation, 6.85%,
                               7/1/99                        1,050,140
                                                         -------------
                                                         $  27,813,727
                                                         -------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY              VALUE
----------------------------------------------------------------------
                               INSURED EDUCATION - 1.1%
Aaa       AAA        $ 1,000   Adams & Highland County
                               Local School District
                               (MBIA), 5.25%, 12/1/21    $     923,810
Aaa       AAA          1,500   Delaware County, Buckeye
                               Valley Local School
                               District (MBIA), 5.25%,
                               12/1/20                       1,402,665
Aaa       AAA          1,000   Ohio Higher Education,
                               University of Dayton
                               Project (FGIC), 5.80%,
                               12/1/14                       1,000,720
                                                         -------------
                                                         $   3,327,195
                                                         -------------
                               INSURED GENERAL
                               OBLIGATIONS - 1.5%
Aaa       AAA        $ 1,700   Puerto Rico (AMBAC),
                               Variable, 7/1/15 (1)      $   1,716,898
Aaa       AAA          3,000   Puerto Rico (FSA),
                               Variable, 7/1/22 (1)          3,077,910
                                                         -------------
                                                         $   4,794,808
                                                         -------------
                               INSURED HEALTH CARE -
                               2.4%
Aaa       AAA        $ 1,945   Hamilton County, Sisters
                               of Charity Health Care
                               System (MBIA), 5.25%,
                               5/15/13                   $   1,819,645
Aa        AA-          5,925   Montgomery County,
                               Sisters of Charity Health
                               Care System (MBIA),
                               5.25%, 5/15/11                5,563,871
                                                         -------------
                                                         $   7,383,516
                                                         -------------
                               INSURED HOSPITALS - 11.7%
Aaa       AAA        $ 2,500   Akron, Bath and Copley
                               Townships Children's
                               Hospital Medical Center
                               of Akron, (AMBAC), 5.25%,
                               11/15/20                  $   2,276,175
Aaa       AAA          1,000   Clermont County, Mercy
                               Health System (AMBAC),
                               Variable, 10/5/21 (1)         1,128,810
Aaa       AAA          1,500   Cuyahoga County, Fairview
                               Hospital, (MBIA), 5.50%,
                               8/15/19                       1,389,270
Aaa       AAA          5,885   Franklin County,
                               Riverside United
                               Methodist (AMBAC), 5.75%,
                               5/15/12                       5,797,961
Aaa       AAA         10,500   Franklin County,
                               Riverside United
                               Methodist (AMBAC), 5.75%,
                               5/15/20                      10,085,565
Aaa       AAA          1,455   Hamilton County, The
                               Christ Hospital (FGIC),
                               5.50%, 1/1/08                 1,472,169
Aaa       AAA          1,500   Hamilton County,
                               Children's Hospital
                               Medical Center, (FGIC),
                               5.00%, 5/15/13                1,370,130
Aaa       AAA          2,750   Mansfield General
                               Hospital (AMBAC), 6.70%,
                               12/1/09                       2,970,028

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY              VALUE
-----------------------------------------------------------------------
                               INSURED HOSPITALS -
                               (CONTINUED)
Aaa       AAA          1,000   Montgomery County, Ohio
                               Miami Valley Hospital,
                               (AMBAC), 6.25%, 11/15/16      1,030,000
Aaa       AAA          6,565   Portage County, Robinson
                               Memorial Hospital,
                               (MBIA), 5.80%, 11/15/15       6,272,201
Aaa       AAA          3,500   Stark County, Timken
                               Mercy Medical, (MBIA),
                               5.00%, 12/1/19                3,113,320
                                                         -------------
                                                         $  36,905,629
                                                         -------------
                               INSURED HOUSING - 0.6%
Aaa       AAA        $   990   Ohio Capital Corporation
                               FHA Insured Mortgage
                               Loans, (MBIA), 7.25%,
                               7/1/24                    $   1,032,649
Aaa       AAA            750   Ohio Capital Corporation
                               FHA Insured Mortgage
                               Loans, (MBIA), 6.50%,
                               1/1/25                          763,965
                                                         -------------
                                                         $   1,796,614
                                                         -------------
                               INSURED INDUSTRIAL
                               DEVELOPMENT REVENUE
                               -2.3%
Aaa       AAA        $ 7,000   Ohio Air Quality
                               Development Authority,
                               JMG Funding, L.P.
                               Project, (AMBAC), (AMT),
                               6.375%, 1/1/29            $   7,180,670
                                                         -------------
                               INSURED LEASE - 2.6%
Aaa       AAA        $ 1,000   Ohio Higher Education,
                               University of Dayton,
                               (FGIC), 0%, 12/1/06       $     560,870
Aaa       AAA          8,000   Ohio State Public
                               Building
                               Authority-Workers Comp
                               Facilities (MBIA), 4.50%,
                               4/1/04                        7,785,200
                                                         -------------
                                                         $   8,346,070
                                                         -------------
                               INSURED SPECIAL TAX REVENUE - 4.9%
Aaa       AAA        $ 2,110   Hudson Local School
                               District, (FGIC), 0%,
                               12/15/09                  $     976,656
Aaa       AAA          2,115   Hudson Local School
                               District, (FGIC), 0%,
                               12/15/10                        920,427
Aaa       AAA          2,000   North Canton City School
                               District (AMBAC), 5.90%,
                               12/1/14                       2,024,260
Aaa       AAA          1,400   Pickerington Local School
                               District, (AMBAC), 0%,
                               12/1/11                         562,800
Aaa       AAA          2,000   Puerto Rico Highway &
                               Transportation Authority
                               (FSA), 5.50%, 7/1/17          1,911,920

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY              VALUE
-----------------------------------------------------------------------
Aaa       AAA          7,000   Puerto Rico Highway &
                               Transportation Authority
                               (FSA), 5.25%, 7/1/21          6,435,380
Aaa       AAA          3,000   Puerto Rico Highway &
                               Transportation Authority
                               (FSA), 5.25%, 7/1/20          2,762,220
                                                         -------------
                                                         $  15,593,663
                                                         -------------
                               INSURED UTILITIES - 2.4%
Aaa       AAA        $ 1,650   Cleveland Public Power
                               System, (MBIA), 7.00%,
                               11/15/17                  $   1,809,605
Aaa       AAA          2,000   Cuyahoga County Medical
                               Center Utility System
                               (AMT) (MBIA), 6.10%,
                               8/15/15                       2,001,480
Aaa       AAA          1,380   OH Municipal Electric
                               Generation Agency
                               (AMBAC), 5.375%, 2/15/24      1,289,665
Aaa       AAA          2,300   Puerto Rico Electric
                               Power Authority, (FSA),
                               Variable, 7/1/02 (1)          2,548,814
                                                         -------------
                                                         $   7,649,564
                                                         -------------
                               LEASE/COPS - 1.1%
A         NR         $ 1,000   University of Akron COP,
                               West Campus Parking Deck,
                               5.50%, 1/1/14             $     974,080
Baa1      A            2,500   Puerto Rico Public
                               Building Authority,
                               6.00%, 7/1/12                 2,504,675
                                                         -------------
                                                         $   3,478,755
                                                         -------------
                               LIFE CARE - 0.6%
Aa        NR         $ 2,000   Franklin County,
                               Kensington Place Project,
                               6.75%, 1/1/34             $   2,046,600
                                                         -------------
                               SPECIAL TAX REVENUE - 4.2%
Baa1      A          $ 3,000   Puerto Rico Highway &
                               Transportation Authority,
                               6.625%, 7/1/12            $   3,168,450
Baa1      A            1,500   Puerto Rico Highway &
                               Transportation Authority,
                               5.50%, 7/1/15                 1,427,055
Baa1      A            5,000   Puerto Rico Highway &
                               Transportation Authority,
                               5.25%, 7/1/20                 4,466,150
Baa1      A            4,995   Puerto Rico Highway &
                               Transportation Authority,
                               5.00%, 7/1/22                 4,280,216
                                                         -------------
                                                         $  13,341,871
                                                         -------------

--------------------------------------------------------------------------------
                      OHIO TAX FREE PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY              VALUE
----------------------------------------------------------------------
                               TRANSPORTATION - 1.7%
NR        BBB        $ 2,750   Guam Airport Authority,
                               (AMT), 6.70%, 10/1/23     $   2,755,913
A1        AA-          2,830   Ohio Turnpike Commission,
                               5.75%, 2/15/24                2,771,617
                                                         -------------
                                                         $   5,527,530
                                                         -------------
                               UTILITIES - 7.2%
NR        BBB        $ 5,500   Guam Power Authority,
                               5.25%, 10/1/13            $   4,960,170
NR        BBB          5,000   Guam Power Authority,
                               5.25%, 10/1/23                4,307,600
Baa1      A-           3,000   Puerto Rico Electric
                               Power Authority, 5.00%,
                               7/1/12                        2,709,060
Baa1      A-             360   Puerto Rico Electric
                               Power Authority, 7.125%,
                               7/1/14                          392,580
Baa1      A-           4,000   Puerto Rico Electric
                               Power Authority, 6.00%,
                               7/1/14                        3,968,440
Baa1      A-          20,165   Puerto Rico Electric
                               Power Authority, 0%,
                               7/1/17                        5,301,379
NR        NR           1,000   Virgin Islands Water and
                               Power Authority, 7.40%,
                               7/1/11                        1,050,210
                                                         -------------
                                                         $  22,689,439
                                                         -------------
                               WATER & SEWER REVENUE - 0.9%
NR        NR         $   800   The Mahoning Valley
                               Sanitary District, 7.80%,
                               12/15/08                  $     855,392

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY              VALUE
-----------------------------------------------------------------------
NR        NR             950   The Mahoning Valley
                               Sanitary District, 7.80%,
                               12/15/09                      1,013,099
NR        NR           1,000   City of Vermilion, Ohio
                               Water System, 7.25%,
                               8/15/15                       1,066,720
                                                         -------------
                                                         $   2,935,211
                                                         -------------
                               TOTAL TAX-EXEMPT
                               INVESTMENTS (IDENTIFIED
                               COST, $304,406,955)
                                                         $ 316,398,646
                                                         ===============

(1) The above designated securities have been issued as inverse floater bonds.

The Portfolio invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1995, 36.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 2.0% to 11.4% of total investments.

                       See notes to financial statements

--------------------------------------------------------------------------------
                        Rhode Island Tax Free Portfolio
                 Portfolio of Investments - September 30, 1995
--------------------------------------------------------------------------------
                          TAX-EXEMPT SECURITIES - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
                               EDUCATION - 5.1%
Aa        AA          $1,500   Rhode Island Health and
                               Educational Building
                               Corporation, Brown
                               University, 5.375%, 9/1/23  $  1,410,315
A         NR             750   Rhode Island Student Loan
                               Authority, 5.60%, 12/1/12        703,560
                                                            -----------
                                                           $  2,113,875
                                                            -----------
                               ELECTRIC UTILITY - 3.7%
Baa1      A-          $  710   Puerto Rico Electric Power
                               Authority, 5.00%, 7/1/12    $    641,144
Baa1      A-           1,000   Puerto Rico Electric Power
                               Authority, 5.50%, 7/1/25         912,910
                                                            -----------
                                                           $  1,554,054
                                                            -----------
                               GENERAL OBLIGATIONS (LOCAL)
                               -0.8%
Ba        NR          $  310   West Warwick, 6.80%,
                               7/15/98                     $    315,670
                                                            -----------
                               GENERAL OBLIGATIONS
                               (TERRITORY) - 3.9%
Baa1      A           $  500   Puerto Rico Public
                               Improvement, 5.50%, 7/1/13  $    477,075
Baa1      A              500   Puerto Rico Public Building
                               Authority, 5.75%, 7/1/15         483,355
NR        BBB            750   Government of Guam, 5.40%,
                               11/15/18                         652,755
                                                            -----------
                                                           $  1,613,185
                                                            -----------
                               HOSPITALS - 5.7%
NR        AA          $1,500   Rhode Island Health and
                               Educational Building
                               Corporation, Landmark
                               Medical Center, 5.875%,
                               10/1/19                     $  1,432,335
NR        A            1,015   Rhode Island Health and
                               Educational Building
                               Corporation, Butler
                               Hospital, 5.125%, 1/1/08         957,135
                                                            -----------
                                                           $  2,389,470
                                                            -----------
                               HOUSING - 16.7%
Aa        AA+         $1,500   Rhode Island Housing and
                               Mortgage Finance
                               Corporation (AMT), 6.60%,
                               10/1/25                     $  1,502,370
Aa        AA             100   Rhode Island Housing and
                               Mortgage Finance
                               Corporation (AMT), 6.70%,
                               10/1/12                          101,929
Aa        AA             270   Rhode Island Housing and
                               Mortgage Finance
                               Corporation, 6.70%, 10/1/14      280,930

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
Aa        AA+            875   Rhode Island Housing and
                               Mortgage Finance
                               Corporation (AMT), 6.80%,
                               10/1/25 (2)                      893,034
Aa        AA+          1,000   Rhode Island Housing and
                               Mortgage Finance
                               Corporation (AMT), 7.10%,
                               10/1/23                        1,033,790
Aa        AA+          2,000   Rhode Island Housing and
                               Mortgage Finance
                               Corporation (AMT), 7.55%,
                               10/1/22                        2,137,460
NR        A               35   Rhode Island Housing and
                               Mortgage Finance
                               Corporation, 7.875%,
                               10/1/22                           36,217
Baa       BBB          1,025   Puerto Rico Housing Bank
                               and Finance Agency, 5.125%,
                               12/1/05                          994,527
                                                            -----------
                                                           $  6,980,257
                                                            -----------
                               INDUSTRIAL DEVELOPMENT
                               REVENUE - 3.6%
Baa3      BB+         $  500   Puerto Rico Port Authority,
                               American Airlines, Inc.
                               (AMT), 6.30%, 6/1/23        $    493,499
Aa2       AA           1,000   Rhode Island Industrial
                               Facilities Corp., Mobil
                               Corp., 6.00%, 11/1/14            995,440
                                                            -----------
                                                           $  1,488,939
                                                            -----------
                               INSURED COLLEGE AND
                               UNIVERSITY - 9.8%
Aaa       AAA         $1,000   Rhode Island Health and
                               Educational Building,
                               Providence College Issue
                               (MBIA), 5.60%, 11/1/15      $    954,740
Aaa       AAA            730   Rhode Island Health and
                               Educational Building,
                               Providence College Issue
                               (MBIA), 5.60%, 11/1/22           687,397
Aaa       AAA            500   Rhode Island Health and
                               Educational Building,
                               University of Rhode Island
                               (MBIA), 5.50%, 9/15/13           478,550
Aaa       AAA          2,200   Rhode Island Health and
                               Educational Building,
                               University of Rhode Island
                               (MBIA), 5.25%, 9/15/23         1,966,712
                                                            -----------
                                                           $  4,087,399
                                                            -----------

--------------------------------------------------------------------------------
                  RHODE ISLAND TAX FREE PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
                       TAX-EXEMPT SECURITIES (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
                               INSURED GENERAL OBLIGATIONS - 7.9%
Aaa       AAA         $  750   Rhode Island Depositors
                               Economic Protection
                               Corporation (MBIA), 5.25%,
                               8/1/21                      $    677,453
Aaa       AAA          1,980   Rhode Island Port Authority
                               and Economic Development
                               Corporation Airport, (FSA),
                               5.25%, 7/1/23                  1,734,539
Aaa       AAA            900   Rhode Island Public
                               Buildings Authority
                               (AMBAC), 5.25%, 2/1/10           866,601
                                                            -----------
                                                           $  3,278,593
                                                            -----------
                               INSURED GENERAL OBLIGATIONS
                               (LOCAL) - 4.7%
Aaa       AAA         $1,000   Burrellville, (MBIA),
                               5.75%, 10/15/17             $    993,800
Aaa       AAA            500   Town of West Warwick,
                               (MBIA), 5.90%, 1/1/05            534,925
Aaa       AAA            480   City of Woonsocket, Water
                               Bonds (MBIA), 5.125%,
                               3/1/13                           454,824
                                                            -----------
                                                           $  1,983,549
                                                            -----------
                               INSURED GENERAL OBLIGATIONS
                               (STATE) - 2.4%
Aaa       AAA         $1,000   State of Rhode Island and
                               Providence Plantations,
                               Consolidated Capital
                               Development (FGIC), 5.50%,
                               7/15/12                     $    999,900
                                                            -----------
                               INSURED GENERAL OBLIGATION
                               (TERRITORY) - 0.6%
Aaa       AAA         $  250   Puerto Rico, Public
                               Improvement Bonds of 1992,
                               Yield Curve Notes (AMBAC),
                               Variable, 7/1/15 (1)        $    252,485
                                                            -----------
                               INSURED HOUSING - 6.1%
Aaa       AAA         $  890   Providence Housing
                               Development Corporation
                               Mortgage, (Barbara Jordan
                               Apartments) (MBIA), 6.50%,
                               7/1/09                      $    917,643
Aaa       AAA          1,075   Villa Excelsior Housing
                               Development Corporation
                               Mortgage (MBIA), 6.75%,
                               1/1/19                         1,103,756
Aaa       AAA            500   Villa Excelsior Housing
                               Development Corporation
                               Mortgage (MBIA), 6.85%,
                               1/1/24                           515,260
                                                            -----------
                                                           $  2,536,659
                                                            -----------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
-------------------------------------------------------------------------
                               INSURED LEASE/CERTIFICATE
                               OF PARTICIPATION - 4.6%
Aaa       AAA         $  800   City of Pawtucket, Public
                               Building Authority (CGIC),
                               5.75%, 3/15/14              $    796,368
Aaa       AAA            590   Providence Rhode Island
                               Public Building Authority,
                               Feinstein School (MBIA),
                               5.25%, 12/15/13                  551,249
Aaa       AAA            630   Providence Rhode Island
                               Public Building Authority,
                               Feinstein School (MBIA),
                               5.25%, 12/15/14                  583,947
                                                            -----------
                                                           $  1,931,564
                                                            -----------
                               INSURED WATER & SEWER - 16.6%
Aaa       AAA         $1,500   Kent County Water Authority
                               General Revenue Bonds, 1994
                               Series A (MBIA), 6.35%,
                               7/15/14                     $  1,560,390
Aaa       AAA          1,000   Rhode Island Clean Water,
                               Water Pollution Control
                               (MBIA), 5.80%, 10/1/09         1,030,650
Aaa       AAA          1,000   Rhode Island Clean Water,
                               Water Pollution Control
                               (MBIA), 5.80%, 8/1/12          1,003,100
Aaa       AAA            500   Rhode Island Clean Water,
                               Water Pollution Control
                               (MBIA), 5.85%, 10/1/09           515,120
Aaa       AAA          2,000   Rhode Island Clean Water,
                               Water Pollution Control
                               (MBIA), 5.875%, 10/1/15        1,996,480
Aaa       AAA            750   Rhode Island Clean Water,
                               Safe Drinking Water (MBIA),
                               6.70%, 1/1/15                    800,610
                                                            -----------
                                                           $  6,906,350
                                                            -----------
                               MISCELLANEOUS - 1.1%
Baa1      A-          $  500   Rhode Island Depositors
                               Economic Protection
                               Corporation, 5.75%, 8/1/21  $    476,090
                                                            -----------
                               SPECIAL TAX - 6.7%
Baa       BBB-        $1,500   City of Providence, Rhode
                               Island, Special Obligation
                               Tax Increment Bonds, 7.65%,
                               6/1/16                      $  1,631,490
Baa1      A              750   Puerto Rico Highway and
                               Transportation Authority,
                               5.50%, 7/1/17                    701,258

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT SECURITIES (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
                               SPECIAL TAX - (CONTINUED)
Baa1      A              500   Puerto Rico Highway and
                               Transportation Authority,
                               5.25%, 7/1/20                    446,615
                                                            -----------
                                                           $  2,779,363
                                                            -----------
                               TOTAL TAX-EXEMPT
                               INVESTMENTS (IDENTIFIED
                               COST, $41,635,939)          $ 41,687,402
                                                            ===========

(1) The above designated securities have been issued as inverse floater bonds.
(2) Security has been segregated to cover margin requirements on open financial futures contracts.

The Portfolio invests primarily in debt securities issued by Rhode Island municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1995, 52.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 1.9% to 37.4% of total investments.

                       See notes to financial statements

--------------------------------------------------------------------------------
                        West Virginia Tax Free Portfolio
                 Portfolio of Investments - September 30, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
                               EDUCATION - 3.2%
NR        BBB-        $1,490   Puerto Rico IM&E
                               (Polytechnic University of
                               Puerto Rico), 5.50%, 8/1/24 $  1,293,424
                                                           ------------
                               ELECTRIC UTILITIES - 11.8%
NR        BBB         $  750   Guam Power Authority,
                               5.25%, 10/1/13              $    676,388
NR        BBB            500   Guam Power Authority,
                               5.25%, 10/1/23                   430,760
NR        BBB            450   Guam Power Authority,
                               6.625%, 10/1/14                  461,111
A2        A            2,000   Harrison, West Virginia PCR
                               (Monongahela Power Company
                               Harrison Station), 6.75%,
                               8/1/24                         2,087,160
A3        BBB+         1,000   Mason, West Virginia PCR
                               (Appalacian Power Co.),
                               6.85%, 6/1/22                  1,050,440
                                                           ------------
                                                           $  4,705,859
                                                           ------------
                               ESCROWED - 1.7%
Aaa       AAA         $2,500   Kanawha-Putnam, West
                               Virginia Single Family
                               Mortgage (AMBAC), 0%,
                               12/1/16                     $    672,925
                                                           ------------
                               HEALTH CARE - 1.9%
NR        NR          $  745   Kanawha, West Virginia IDR
                               (Beverly Enterprises),
                               7.25%, 11/1/04              $    751,102
                                                           ------------
                               HOSPITALS - 9.9%
NR        BBB+        $1,750   Berkeley, West Virginia
                               Building Commission (City
                               Hospital), 6.50%, 11/1/22   $  1,747,655
A1        NR           1,000   West Virginia HFA
                               (Charleston Area Medical
                               Center), 6.50%, 9/1/23         1,028,530
A1        NR           1,125   West Virginia HFA
                               (Charleston Area Medical
                               Center), 6.50%, 9/1/16         1,160,303
                                                           ------------
                                                           $  3,936,488
                                                           ------------
                               HOUSING - 4.6%
Aa1       AA+         $1,000   West Virginia Housing
                               Development Finance, 5.45%,
                               11/1/21                     $    907,180
Aa1       AA+          1,000   West Virginia Housing
                               Development Finance, 5.55%,
                               5/1/17                           932,170
                                                           ------------
                                                           $  1,839,350
                                                           ------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
                               INDUSTRIAL DEVELOPMENT/
                               POLLUTION CONTROL REVENUE - 12.5%
NR        A-          $1,375   Jefferson, West Virginia
                               IDR (Royal Venders,
                               Incorporated) (AMT), 5.90%,
                               8/1/04                      $  1,402,321
Baa2      BBB            300   Kanawha, West Virginia IDR
                               (Union Carbide Chemicals
                               and Plastics Company)
                               (AMT), 8.00%, 8/1/20             328,362
A2        NR           1,500   Puerto Rico IM&E (American
                               Home Products Corporation),
                               5.10%, 12/1/18                 1,321,875
Baa3      BB+            925   Puerto Rico Port Authority
                               (American Airlines) (AMT),
                               6.30%, 6/1/23                    923,696
NR        NR           1,000   Upshur, West Virginia Solid
                               Waste (TJI Project) (AMT),
                               7.00%, 7/15/25                 1,017,510
                                                           ------------
                                                           $  4,993,764
                                                           ------------
                               INSURED EDUCATION - 4.5%
Aaa       AAA         $1,150   West Virginia State College
                               System (AMBAC), 6.00%,
                               4/1/12 (2)                  $  1,164,088
Aaa       AAA            650   West Virginia State
                               University System (AMBAC),
                               6.00%, 4/1/12                    660,329
                                                           ------------
                                                           $  1,824,417
                                                           ------------
                               INSURED ELECTRIC UTILITIES - 13.5%
Aaa       AAA         $2,500   Marshall County PCR (Ohio
                               Power Kammer Plant) (MBIA),
                               5.45%, 7/1/14               $  2,386,825
Aaa       AAA          1,500   Mason County PCR (Ohio
                               Power Company) (AMBAC),
                               5.45%, 12/1/16                 1,425,840
Aaa       AAA            250   Puerto Rico Electric Power
                               Authority (FSA), Variable,
                               7/1/03 (1)                       279,805
Aaa       AAA          1,400   Putnam County PCR
                               (Appalachian Power Company)
                               (AMBAC), 5.45%, 6/1/19         1,304,898
                                                           ------------
                                                           $  5,397,368
                                                           ------------
                               INSURED GENERAL OBLIGATIONS - 2.5%
Aaa       AAA         $1,000   West Virginia School
                               Building Authority (MBIA),
                               6.00%, 7/1/12               $  1,009,250
                                                           ------------
                               INSURED HOSPITALS - 15.7%
Aaa       AAA         $1,000   West Virginia HFA (Linked
                               Bulls & Bears) (MBIA),
                               6.10%, 1/1/18               $  1,007,600

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
                               INSURED HOSPITALS -
                               (CONTINUED)
Aaa       AAA            200   West Virginia HFA
                               (University Hospital)
                               (MBIA), 5.00%, 6/1/13            179,592
Aaa       AAA          2,000   West Virginia HFA
                               (University Hospital)
                               (MBIA), 5.00%, 6/1/16          1,756,180
Aaa       AAA          2,300   West Virginia HFA (Cabell
                               Huntington Hospital)
                               (AMBAC), 6.25%, 1/1/19         2,346,782
Aaa       AAA          1,000   West Virginia HFA
                               (Charleston Area Medical
                               Center) (MBIA), 5.75%,
                               9/1/13                           972,720
                                                           ------------
                                                           $  6,262,874
                                                           ------------
                               INSURED TRANSPORTATION - 2.0%
Aaa       AAA         $1,250   West Virginia Parkways
                               Economic Development and
                               Tourism Authority (FGIC),
                               0%, 5/15/04                 $    793,888
                                                           ------------
                               INSURED WATER & SEWER - 11.1%
Aaa       AAA         $1,500   Huntington City Sewerage
                               System (FSA), 5.375%,
                               11/1/23                     $  1,412,085
Aaa       AAA          1,000   Parkersburg City Waterworks
                               (MBIA), 6.375%, 9/1/19         1,036,110
Aaa       AAA            500   West Virginia Water
                               Development (Loan Program
                               II) (FSA), 5.75%, 11/1/19        485,395
Aaa       AAA            810   West Virginia Water
                               Development (Loan Program
                               II) (FSA), 5.50%, 11/1/23        751,162
Aaa       AAA            750   West Virginia Water
                               Development (Loan Program
                               II) (FSA), 6.00%, 11/1/14        754,170
                                                           ------------
                                                           $  4,438,922
                                                           ------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)           SECURITY              VALUE
----------------------------------------------------------------------
                               SOLID WASTE - 2.6%
A2        A           $1,000   Braxton, West Virginia
                               Solid Waste (Weyerhaeuser)
                               (AMT), 6.50%, 4/1/25        $  1,022,740
                                                           ------------
                               SPECIAL TAX REVENUE - 2.3%
Baa1      A           $  500   Puerto Rico Highway and
                               Transportation Authority,
                               5.25%, 7/1/20               $    446,615
Baa1      A              500   Puerto Rico Highway and
                               Transportation Authority,
                               5.50%, 7/1/15                    475,681
                                                           ------------
                                                           $    922,294
                                                           ------------
                               TOTAL TAX-EXEMPT
                               INVESTMENTS (IDENTIFIED
                               COST, $40,032,289)          $ 39,864,667
                                                           =============

(1) The above designated securities have been issued as inverse floater bonds.

(2) Security has been segregated to cover margin requirements on open financial futures contracts.

The Portfolio invests primarily in debt securities issued by West Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1995, 49.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 2.0% to 20.9% total investments.

                       See notes to financial statements

--------------------------------------------------------------------------------
                              Tax Free Portfolios
                              Financial Statements
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                               September 30, 1995
--------------------------------------------------------------------------------

                                                          CALIFORNIA       FLORIDA       MASSACHUSETTS    MISSISSIPPI
                                                          PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                         ------------    ------------    -------------    -----------
ASSETS:
  Investments --
     Identified cost                                     $381,719,158    $661,202,447    $277,979,560     $27,181,386
     Unrealized appreciation                               24,303,093      33,808,006      17,523,995       1,162,683
                                                         ------------    ------------    ------------     -----------
  Total investments, at value (Note 1A)                  $406,022,251    $695,010,453    $295,503,555     $28,344,069
  Cash                                                            589       5,917,921           6,632              38
  Receivable for investments sold                              50,000          45,000      13,030,253       1,555,677
  Interest receivable                                       6,743,380      15,155,609       5,219,546         492,405
  Deferred organization expenses (Note 1D)                     14,563          21,095          12,432           1,700
                                                         ------------    ------------    ------------     -----------
       Total assets                                      $412,830,783    $716,150,078    $313,772,418     $30,393,889
                                                         ------------    ------------    ------------     -----------
LIABILITIES:
  Demand note payable (Note 5)                           $  2,032,000    $    --         $  2,018,000     $   405,000
  Payable for investments purchased                           --              --            9,507,914         975,907
  Payable for when-issued securities (Note 1F)                --            3,936,280              --         --
  Payable for daily variation margin on open financial
     futures contracts (Note 1E)                              103,125         --               61,875          16,500
  Payable to affiliates --
     Trustees' fees                                             4,638           5,150           4,126             426
     Custodian fee                                              8,667           1,879           4,381           1,946
  Accrued expenses                                             12,215           3,633           5,875           1,150
                                                         ------------    ------------    ------------     -----------
       Total liabilities                                 $  2,160,645    $  3,946,942    $ 11,602,171     $ 1,400,929
                                                         ------------    ------------    ------------     -----------
NET ASSETS applicable to investors' interest in
  Portfolio                                              $410,670,138    $712,203,136    $302,170,247     $28,992,960
                                                         ============    ============    ============     ===========
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
     withdrawals                                         $386,540,544    $678,395,130    $284,750,352     $27,858,037
  Unrealized appreciation of investments and financial
     futures contracts (computed on the basis of
     identified cost)                                      24,129,594      33,808,006      17,419,895       1,134,923
                                                         ------------    ------------    ------------     -----------
       Total                                             $410,670,138    $712,203,136    $302,170,247     $28,992,960
                                                         ============    ============    ============     ===========

                       See notes to financial statements

--------------------------------------------------------------------------------

                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                               September 30, 1995
--------------------------------------------------------------------------------

                                                     NEW YORK           OHIO         RHODE ISLAND     WEST VIRGINIA
                                                    PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                   ------------     ------------     ------------     -------------
ASSETS:
  Investments --
     Identified cost                               $610,645,613     $304,406,955     $41,635,939       $40,032,289
     Unrealized appreciation (depreciation)          31,702,974       11,991,691          51,463          (167,622)
                                                   ------------     ------------     -----------       -----------
  Total investments, at value (Note 1A)            $642,348,587     $316,398,646     $41,687,402       $39,864,667
  Cash                                                      696              522         999,953               122
  Receivable for investments sold                    17,612,917          998,095         --              1,251,526
  Interest receivable                                10,635,275        5,490,518         771,453           698,045
  Deferred organization expenses (Note 1D)               14,921            9,316           1,744             1,738
                                                   ------------     ------------     -----------       -----------
       Total assets                                $670,612,396     $322,897,097     $43,460,552       $41,816,098
                                                   ------------     ------------     -----------       -----------
LIABILITIES:
  Demand note payable (Note 5)                     $    476,000     $  3,860,000     $   --            $   970,000
  Payable for investments purchased                  16,908,493          --              504,263           --
  Payable for daily variation margin on open
     financial futures contracts (Note 1E)              477,125          --               48,125             7,313
  Payable to affiliates --
     Trustees' fees                                       5,150            4,126             426               427
     Custodian fee                                        1,500            6,183           1,500             1,500
  Accrued expenses                                        7,819           10,140             271             1,797
                                                   ------------     ------------     -----------       -----------
       Total liabilities                           $ 17,876,087     $  3,880,449     $   554,585       $   981,037
                                                   ------------     ------------     -----------       -----------
NET ASSETS applicable to investors' interest in
  Portfolio                                        $652,736,309     $319,016,648     $42,905,967       $40,835,061
                                                   ============     ============     ===========       ===========
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
     withdrawals                                   $621,396,197     $307,024,957     $42,891,975       $41,009,996
  Unrealized appreciation (depreciation) of
     investments and financial futures contracts
     (computed on the basis of identified cost)      31,340,112       11,991,691          13,992          (174,935)
                                                   ------------     ------------     -----------       -----------
       Total                                       $652,736,309     $319,016,648     $42,905,967       $40,835,061
                                                   ============     ============     ===========       ===========

                       See notes to financial statements

--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                     For the Year Ended September 30, 1995
--------------------------------------------------------------------------------

                                                          CALIFORNIA       FLORIDA       MASSACHUSETTS    MISSISSIPPI
                                                          PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                         ------------    ------------    -------------    -----------
INVESTMENT INCOME:
  Interest income (Note 1B)                              $ 28,624,042    $ 47,432,310    $ 19,516,946     $1,829,920
                                                         ------------    ------------    ------------    -----------
  Expenses --
     Investment adviser fee (Note 2)                     $  2,121,262    $  3,433,489    $  1,383,407     $   65,442
     Compensation of Trustees not members of
       the Investment Adviser's organization (Note 2)          18,570          21,513          16,111          1,642
     Custodian fee (Note 2)                                   187,581         231,473         135,884         20,589
     Interest expense (Note 5)                                --              267,593         --              --
     Legal and accounting services                             42,258          37,372          30,407         15,822
     Amortization of organization expenses (Note 1D)            5,625           8,830           5,209            620
     Miscellaneous                                            120,219          36,943          91,575         11,551
                                                         ------------    ------------    ------------     ----------
       Total expenses                                    $  2,495,515    $  4,037,213    $  1,662,593     $  115,666
                                                         ------------    ------------    ------------     ----------
     Deduct reduction of investment adviser fee (Note
       2)                                                $    --         $    --         $    --          $   36,759
     Deduct reduction of custodian fee (Note 2)                47,611         220,751          61,501         10,910
                                                         ------------    ------------    ------------     ----------
       Total                                             $     47,611    $    220,751    $     61,501     $   47,669
                                                         ------------    ------------    ------------     ----------
       Net expenses                                      $  2,447,904    $  3,816,462    $  1,601,092     $   67,997
                                                         ------------    ------------    -------------    ----------
           Net investment income                         $ 26,176,138    $ 43,615,848    $ 17,915,854     $1,761,923
                                                         ------------    ------------    ------------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss --
     Investment transactions (identified cost basis)     $(19,076,355)   $(10,100,669)   $(12,310,806)    $(1,606,974)
     Financial futures contracts                           (3,974,440)    (12,765,513)     (3,356,628)       (429,946)
                                                         ------------    ------------    ------------     -----------
       Net realized loss on investments                  $(23,050,795)   $(22,866,182)   $(15,667,434)    $(2,036,920)
                                                         ------------    ------------    ------------     -----------
  Change in unrealized appreciation (depreciation) --
     Investments                                         $ 34,125,832    $ 54,420,669    $ 24,470,289     $3,291,986
     Financial futures contracts                             (650,309)        --             (482,875)       (49,109)
                                                         ------------    ------------    ------------     ----------
       Net unrealized appreciation of investments        $ 33,475,523    $ 54,420,669    $ 23,987,414     $3,242,877
                                                         ------------    ------------    ------------     ----------
          Net realized and unrealized gain on
            investments                                  $ 10,424,728    $ 31,554,487    $  8,319,980     $1,205,957
                                                         ------------    ------------    ------------     ----------
            Net increase in net assets from operations   $ 36,600,866    $ 75,170,335    $ 26,235,834     $2,967,880
                                                         =============   =============   =============    ==========

                       See notes to financial statements

--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                     For the Year Ended September 30, 1995
--------------------------------------------------------------------------------

                                                        NEW YORK         OHIO         RHODE ISLAND    WEST VIRGINIA
                                                       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                      ------------    -----------     ------------    -------------
INVESTMENT INCOME:
  Interest income (Note 1B)                           $ 41,798,094    $20,219,008     $ 2,510,499      $ 2,448,706
                                                      ------------    ------------    -----------      -----------
  Expenses --
     Investment adviser fee (Note 2)                  $  3,031,508    $ 1,463,895     $   100,476      $    98,033
     Compensation of Trustees not members of
       the Investment Adviser's organization (Note
       2)                                                   20,640         19,598           1,642            1,614
     Custodian fee (Note 2)                                221,548        157,716          25,652           19,975
     Interest expense (Note 5)                             --             114,074           9,944          --
     Legal and accounting services                          37,661         30,478          19,975           22,425
     Amortization of organization expenses (Note 1D)         6,278          3,960             633              631
     Miscellaneous                                         193,968         31,370           8,450           14,013
                                                      ------------    ------------    -----------      -----------
       Total expenses                                 $  3,511,603    $ 1,821,091     $   166,772      $   156,691
                                                      ------------    ------------    -----------      -----------
     Deduct reduction of investment adviser fee
       (Note 2)                                       $    --         $   --          $    50,721      $    32,526
     Deduct reduction of custodian fee (Note 2)            220,048         67,412          16,510            8,102
                                                      ------------    ------------    -----------      -----------
       Total                                          $    220,048    $    67,412     $    67,231      $    40,628
                                                      ------------    ------------    -----------      -----------
       Net expenses                                   $  3,291,555    $ 1,753,679     $    99,541      $   116,063
                                                      ------------    ------------    -----------      -----------
            Net investment income                     $ 38,506,539    $18,465,329     $ 2,410,958      $ 2,332,643
                                                      ------------    ------------    -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss --
     Investment transactions (identified cost basis)  $(12,293,704)   $(4,554,010)    $  (674,421 )    $  (534,437)
     Financial futures contracts                        (6,983,956)    (2,677,416)       (717,584 )       (623,660)
                                                      ------------    ------------    -----------      -----------
          Net realized loss on investments            $(19,277,660)   $(7,231,426)    $(1,392,005 )    $(1,158,097)
                                                      ------------    ------------    -----------      -----------
  Change in unrealized appreciation
     (depreciation) --
     Investments                                      $ 43,541,560    $20,963,434     $ 2,912,214      $ 2,862,911
     Financial futures contracts                          (498,006)       --              (37,471 )        (52,368)
                                                      ------------    ------------    -----------      -----------
       Net unrealized appreciation of investments     $ 43,043,554    $20,963,434     $ 2,874,743      $ 2,810,543
                                                      ------------    ------------    -----------      -----------
          Net realized and unrealized gain on
            investments                               $ 23,765,894    $13,732,008     $ 1,482,738      $ 1,652,446
                                                      ------------    ------------    -----------      -----------
            Net increase in net assets from
               operations                             $ 62,272,433    $32,197,337     $ 3,893,696      $ 3,985,089
                                                      ============    ============    ===========      ===========

                       See notes to financial statements

--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                     For the Year Ended September 30, 1995
--------------------------------------------------------------------------------

                                                        CALIFORNIA         FLORIDA       MASSACHUSETTS    MISSISSIPPI
                                                         PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                       -------------    -------------    -------------    -----------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                             $  26,176,138    $  43,615,848    $ 17,915,854     $ 1,761,923
     Net realized loss on investments                    (23,050,795)     (22,866,182)    (15,667,434)    (2,036,920)
     Change in unrealized appreciation of investments     33,475,523       54,420,669      23,987,414       3,242,877
                                                       --------------   --------------   ------------     -----------
       Net increase in net assets from operations      $  36,600,866    $  75,170,335    $ 26,235,834     $ 2,967,880
                                                       --------------   --------------   ------------     -----------
  Capital transactions --
     Contributions                                     $  39,676,667    $  64,327,943    $ 27,917,577     $ 4,982,661
     Withdrawals                                        (110,738,796)    (199,418,295)    (60,522,944)    (8,434,232)
                                                       --------------   --------------   ------------     -----------
       Decrease in net assets resulting from capital
          transactions                                 $ (71,062,129)   $(135,090,352)   $(32,605,367)   $(3,451,571)
                                                       --------------   --------------   ------------    ------------
          Total decrease in net assets                 $ (34,461,263)   $ (59,920,017)   $ (6,369,533)   $  (483,691)
NET ASSETS:
  At beginning of year                                   445,131,401      772,123,153     308,539,780      29,476,651
                                                       --------------   --------------   ------------     ------------
  At end of year                                       $ 410,670,138    $ 712,203,136    $302,170,247     $28,992,960
                                                       ==============   ==============   ============     ===========

--------------------------------------------------------------------------------

                                                      NEW YORK           OHIO         RHODE ISLAND    WEST VIRGINIA
                                                      PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                    -------------    ------------     ------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                          $  38,506,539    $ 18,465,329     $ 2,410,958      $ 2,332,643
     Net realized loss on investments                 (19,277,660)     (7,231,426)     (1,392,005)     (1,158,097)
     Change in unrealized appreciation of
       investments                                     43,043,554      20,963,434       2,874,743        2,810,543
                                                    -------------    ------------     ------------    -------------
       Net increase in net assets from operations   $  62,272,433    $ 32,197,337     $ 3,893,696      $ 3,985,089
                                                    -------------    ------------     ------------    -------------
  Capital transactions --
     Contributions                                  $  61,423,633    $ 24,237,228     $ 9,514,698      $ 3,302,492
     Withdrawals                                     (126,606,533)    (61,829,470)     (8,622,345)     (6,925,830)
                                                    -------------    ------------     ------------    -------------
       Increase (decrease) in net assets resulting
          from
          capital transactions                      $ (65,182,900)   $(37,592,242)    $   892,353      $(3,623,338)
                                                    -------------    ------------     ------------    -------------
          Total increase (decrease) in net assets   $  (2,910,467)   $ (5,394,905)    $ 4,786,049      $   361,751
NET ASSETS:
  At beginning of year                                655,646,776     324,411,553      38,119,918       40,473,310
                                                    -------------    ------------     ------------    -------------
  At end of year                                    $ 652,736,309    $319,016,648     $42,905,967      $40,835,061
                                                    ==============   ==============   ===========     ============

                       See notes to financial statements

--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         FLORIDA
                                         CALIFORNIA PORTFOLIO           PORTFOLIO        MASSACHUSETTS    MISSISSIPPI
                                       -----------------------------    ---------          PORTFOLIO       PORTFOLIO
                                        YEAR ENDED       YEAR ENDED                      -------------    ------------
                                       SEPTEMBER 30,     MARCH 31,                       YEAR ENDED
                                          1994**           1994*                     SEPTEMBER 30, 1994
                                       -------------    ------------    ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income             $ 13,943,369     $ 25,183,098    $  45,081,235    $ 17,598,654     $ 1,360,681
     Net realized gain (loss) on
       investment transactions          (10,624,666)      10,976,521       (5,816,054)     (5,575,616)       (648,050)
     Change in unrealized
       depreciation of investments         (942,071)     (34,132,327)     (84,917,438)    (26,955,377)     (2,341,025)
                                       -------------    -------------   --------------   -------------    ------------
       Net increase (decrease) in net
          assets from operations       $  2,376,632     $  2,027,292    $ (45,652,257)   $(14,932,339)    $(1,628,394)
                                       -------------    -------------   -------------   -------------    ------------
  Capital transactions --
     Contributions                     $ 24,605,354     $553,867,973    $ 174,248,758    $ 73,999,994     $22,605,600
     Withdrawals                        (49,109,598)     (88,736,272)    (128,894,901)    (41,140,572)     (2,733,129)
                                       -------------    -------------   -------------   -------------    ------------
       Increase (decrease) in net
          assets resulting from
          capital transactions         $(24,504,244)    $465,131,701    $  45,353,857    $ 32,859,422     $19,872,471
                                       -------------    -------------   -------------   -------------    ------------
          Total increase (decrease)
            in net assets              $(22,127,612)    $467,158,993    $    (298,400)   $ 17,927,083     $18,244,077
NET ASSETS:
  At beginning of year                  467,259,013          100,020      772,421,553     290,612,697      11,232,574
                                       -------------    -------------   -------------   -------------    ------------
  At end of year                       $445,131,401     $467,259,013    $ 772,123,153    $308,539,780     $29,476,651
                                       ==============   ==============  ==============   ==============   ===========

--------------------------------------------------------------------------------

                                                        NEW YORK          OHIO        RHODE ISLAND    WEST VIRGINIA
                                                       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                      ------------    ------------    ------------    -------------
                                                                      YEAR ENDED SEPTEMBER 30, 1994
                                                      -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                            $ 38,006,256    $ 18,012,641    $ 1,702,520      $ 1,998,183
     Net realized loss on investment transactions       (2,555,481)       (413,084)      (572,496)        (467,540)
     Change in unrealized depreciation of
       investments                                     (67,884,728)    (32,855,282)    (3,287,877)      (3,500,185)
                                                      -------------   -------------   ------------    ------------
       Net decrease in net assets from operations     $(32,433,953)   $(15,255,725)   $(2,157,853)     $(1,969,542)
                                                      -------------   -------------   ------------    ------------
  Capital transactions --
     Contributions                                    $135,102,754    $ 78,699,031    $26,648,655      $21,082,434
     Withdrawals                                       (95,828,619)    (37,123,714)    (3,352,183)      (3,399,808)
                                                      ------------    -------------   ------------    ------------
       Increase in net assets resulting from capital
          transactions                                $ 39,274,135    $ 41,575,317    $23,296,472      $17,682,626
                                                      ------------    ------------    ---------- -    ------------
          Total increase in net assets                $  6,840,182    $ 26,319,592    $21,138,619      $15,713,084
NET ASSETS:
  At beginning of year                                 648,806,594     298,091,961     16,981,299       24,760,226
                                                      ------------    ------------    -----------     ------------
  At end of year                                      $655,646,776    $324,411,553    $38,119,918      $40,473,310
                                                      ============    ============    ===========     ============

------------

 * For the period from the start of business, May 3, 1993 to March 31, 1994. ** For the six months ended September 30, 1994 (Note 7).


                       See notes to financial statements

--------------------------------------------------------------------------------

                               SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                 CALIFORNIA PORTFOLIO                   FLORIDA PORTFOLIO
                                           --------------------------------     ----------------------------------
                                                      YEAR ENDED                            YEAR ENDED
                                           --------------------------------     ----------------------------------
                                                                    MARCH
                                              SEPTEMBER 30,          31,                  SEPTEMBER 30,
                                           -------------------     --------     ----------------------------------
                                             1995     1994****     1994***        1995         1994        1993*
                                           --------   --------     --------     --------     --------     --------
RATIOS (As a percentage of average
  daily net assets):
  Expenses                                    0.59%     0.57% +      0.55% +       0.55%        0.48%        0.47%+
  Net investment income                       6.22%     6.09% +      5.72% +       5.94%        5.65%        5.53%+
Net assets, end of year (000 omitted)      $410,763   $445,131     $467,259     $712,203     $772,123     $772,422
PORTFOLIO TURNOVER                              58%       40%          91%           61%          57%          55%

--------------------------------------------------------------------------------

                                                    MASSACHUSETTS PORTFOLIO              MISSISSIPPI PORTFOLIO
                                                 ------------------------------     -------------------------------
                                                           YEAR ENDED                         YEAR ENDED
                                                         SEPTEMBER 30,                       SEPTEMBER 30,
                                                 ------------------------------     -------------------------------
                                                   1995       1994      1993*        1995        1994       1993**
                                                 --------   --------   --------     -------     -------     -------
RATIOS (As a percentage of average daily net
  assets)++:
  Net expenses                                      0.56%     0.51%       0.49%+      0.27%       0.05%       0.00%+
  Net investment income                             6.00%     5.74%       5.72%+      5.97%       5.67%       4.49%+
Net assets, end of year (000 omitted)            $302,170   $308,540   $290,613     $28,993     $29,477     $11,233
PORTFOLIO TURNOVER                                    87%       53%         38%         52%         38%         11%

++The operating expenses of the Mississippi Portfolio may reflect a reduction of the investment adviser fee and an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

RATIOS (As a percentage of average daily net
  assets):
  Expenses                                                                            0.39%       0.32%       0.25%+
  Net investment income                                                               5.85%       5.40%       4.24%+

   + Annualized.
   * For the period from the start of business, February 1, 1993, to September 30, 1993.
  ** For the period from the start of business, June 11, 1993, to September 30, 1993.
 *** For the period from the start of business, May 3, 1993 to March 31, 1994. **** For the six months ended September 30, 1994 (Note 7).

                       See notes to financial statements

--------------------------------------------------------------------------------

                               SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                   NEW YORK PORTFOLIO                       OHIO PORTFOLIO
                                           ----------------------------------     ----------------------------------
                                                YEAR ENDED SEPTEMBER 30,               YEAR ENDED SEPTEMBER 30,
                                           ----------------------------------     ----------------------------------
                                             1995         1994        1993*         1995         1994        1993*
                                           --------     --------     --------     --------     --------     --------
RATIOS (As a percentage of average
  daily net assets):
  Expenses                                    0.54%        0.48%        0.48%+       0.57%        0.51%        0.49%+
  Net investment income                       5.97%        5.70%        5.64%+       5.80%        5.61%        5.61%+
Net assets, end of year (000 omitted)      $652,736     $655,647     $648,807     $319,017     $324,412     $298,092
PORTFOLIO TURNOVER                              55%          47%          37%          51%          31%          24%

--------------------------------------------------------------------------------

                                                 RHODE ISLAND PORTFOLIO                 WEST VIRGINIA PORTFOLIO
                                            ---------------------------------      ---------------------------------
                                                YEAR ENDED SEPTEMBER 30,               YEAR ENDED SEPTEMBER 30,
                                            ---------------------------------      ---------------------------------
                                             1995         1994        1993**        1995         1994        1993**
                                            -------      -------      -------      -------      -------      -------
RATIOS (As a percentage of average daily
  net assets)++:
  Net expenses                                0.29%        0.12%        0.00%+       0.31%        0.10%        0.00%+
  Net investment income                       5.96%        5.64%        4.86%+       5.81%        5.52%        4.50%+
Net assets, end of year (000 omitted)       $42,906      $38,120      $16,981      $40,835      $40,473      $24,760
PORTFOLIO TURNOVER                              42%          42%          23%          19%          39%          19%

++ The operating expenses of the Rhode Island and West Virginia Portfolios may reflect a reduction of the investment adviser fee and an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

RATIOS (As a percentage of average daily
  net assets):
  Expenses                                    0.41%        0.33%        0.26%+       0.39%        0.33%        0.21%+
  Net investment income                       5.80%        5.43%        4.60%+       5.73%        5.29%        4.30%+

 + Annualized.
 * For the period from the start of business, February 1, 1993, to September 30, 1993.
** For the period from the start of business, June 11, 1993, to September 30, 1993.

                       See notes to financial statements

--------------------------------------------------------------------------------

                         Notes to Financial Statements
--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES

California Tax Free Portfolio (California Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end Management Investment Company. Florida Tax Free Portfolio (Florida Portfolio), Massachusetts Tax Free Portfolio (Massachusetts Portfolio), Mississippi Tax Free Portfolio (Mississippi Portfolio), New York Tax Free Portfolio (New York Portfolio), Ohio Tax Free Portfolio (Ohio Portfolio), Rhode Island Tax Free Portfolio (Rhode Island Portfolio) and West Virginia Tax Free Portfolio (West Virginia Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940 as non-diversified open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS--Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. INCOME--Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

C. INCOME TAXES--The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deductions or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

D. DEFERRED ORGANIZATIONAL EXPENSES--Costs incurred by a Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

E. FINANCIAL FUTURES CONTRACTS--Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS-- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

G. OTHER -- Investment transactions are accounted for on a trade date basis.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(2) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended September 30, 1995, each Portfolio paid advisory fees as follows:

    PORTFOLIO          AMOUNT           EFFECTIVE RATE*
------------------   ----------         ----------------
California           $2,121,262               0.50%
Florida               3,433,489               0.47%
Massachusetts         1,383,407               0.46%
Mississippi              65,442               0.22%
New York              3,031,508               0.47%
Ohio                  1,463,895               0.46%
Rhode Island            100,476               0.25%
West Virginia            98,033               0.24%

* Advisory fees paid as a percentage of average daily net assets.

To enhance the net income of the Mississippi Portfolio, Rhode Island Portfolio and West Virginia Portfolio, BMR made a reduction in its fee in the amount of $36,759, $50,721 and $32,526, respectively, for the year ended September 30, 1995.

Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Investors Bank & Trust Company (IBT), an affiliate of EVM and BMR, serves as custodian of the Portfolios. Pursuant to the custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances are reported as a reduction of expenses in the statement of operations.

Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 1995, no significant amounts have been deferred.

--------------------------------------------------------------------------------
(3) INVESTMENTS

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the fiscal year ended September 30, 1995, were as follows:

                          CALIFORNIA
                           PORTFOLIO         FLORIDA PORTFOLIO     MASSACHUSETTS PORTFOLIO      MISSISSIPPI PORTFOLIO
                      -------------------    ------------------    ------------------------    ------------------------
Purchases                $ 240,733,525          $442,070,821             $256,567,304                $ 15,055,910
Sales                      289,176,459           538,413,651              272,646,745                  17,241,107

                           NEW YORK                                      RHODE ISLAND               WEST VIRGINIA
                           PORTFOLIO           OHIO PORTFOLIO             PORTFOLIO                   PORTFOLIO
                      -------------------    ------------------    ------------------------    ------------------------
Purchases                $ 355,016,997          $159,675,006             $ 18,875,194                $  7,550,158
Sales                      397,804,899           188,427,313               16,667,230                  10,130,261

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(4) FEDERAL INCOME TAX BASIS OF INVESTMENTS

The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at September 30, 1995, as computed on a federal income tax basis, are as follows:

                                                    CALIFORNIA        FLORIDA       MASSACHUSETTS      MISSISSIPPI
                                                    PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                   ------------     ------------     ------------     -------------
Aggregate Cost                                     $381,719,158     $661,202,447    $277,979,560       $27,181,386
                                                   ============     ============     ===========      =============
Gross unrealized appreciation                      $ 24,714,474     $ 37,104,327     $17,673,126       $ 1,233,400
Gross unrealized depreciation                           411,381        3,296,321         149,131            70,717
                                                   ------------     ------------     -----------      -------------
     Net unrealized appreciation                   $ 24,303,093     $ 33,808,006     $17,523,995       $ 1,162,683
                                                   ============     ============     ===========      =============

                                                     NEW YORK           OHIO        RHODE ISLAND      WEST VIRGINIA
                                                    PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                   ------------     ------------     -----------      -------------
Aggregate Cost                                     $610,645,613     $304,406,955     $41,635,939       $40,032,289
                                                   ============     ============     ===========      =============
Gross unrealized appreciation                      $ 34,539,991     $ 13,447,996     $   809,990       $   586,957
Gross unrealized depreciation                         2,837,017        1,456,305         758,527           754,579
                                                   ------------     ------------     -----------      -------------
     Net unrealized appreciation (depreciation)    $ 31,702,974     $ 11,991,691     $    51,463       $  (167,622)
                                                   ============     ============     ===========      =============

--------------------------------------------------------------------------------

(5) LINE OF CREDIT

The Portfolios participate with other portfolios and funds managed by BMR and EVM in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Each Portfolio may temporarily borrow up to 5% of its total assets to satisfy redemption requests or settle securities transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating funds and portfolios at the end of each quarter. At September 30, 1995, the California Portfolio, Massachusetts Portfolio, Mississippi Portfolio, New York Portfolio, Ohio Portfolio and West Virginia Portfolio had loan balances outstanding pursuant to this line of credit of $2,032,000, $2,018,000, $405,000, $476,000, $3,860,000
and $970,000, respectively.

For the year ended September 30, 1995, the average daily balance outstanding pursuant to this line of credit, the average interest rate and the maximum outstanding month end balance were as follows:

                                                       MAXIMUM
                                                     OUTSTANDING
                    AVERAGE           AVERAGE         MONTH END
  PORTFOLIO      DAILY BALANCE     INTEREST RATE       BALANCE
-------------    -------------     -------------     -----------
Florida           $ 9,287,587           7.28%        $26,664,000
Ohio                2,928,000           7.27%         9,776,000
Rhode Island          747,882           7.26%         1,370,000

The California, Massachusetts, Mississippi, New York, and West Virginia Portfolios did not have any significant borrowings or allocated fees during the year end September 30, 1995.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(6) FINANCIAL INSTRUMENTS

The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at September 30, 1995, were as follows:

                      FUTURES
                     CONTRACTS                                                    NET UNREALIZED
  PORTFOLIO       EXPIRATION DATE              CONTRACTS             POSITION      DEPRECIATION
--------------    ----------------     -------------------------     --------     --------------
California             12/95              75 U.S. Treasury Bonds       Short         $173,499
Massachusetts          12/95              45 U.S. Treasury Bonds       Short          104,100
Mississippi            12/95              12 U.S. Treasury Bonds       Short           27,760
New York               12/95             347 U.S. Treasury Bonds       Short          362,862
Rhode Island           12/95              35 U.S. Treasury Bonds       Short           37,471
West Virginia          12/95              10 U.S. Treasury Bonds       Short            7,313

At September 30, 1995, each Portfolio had sufficient cash and/or securities to cover margin requirements on open futures contracts. The Florida Portfolio and Ohio Portfolio did not have any open obligations under these financial instruments at September 30, 1995.
--------------------------------------------------------------------------------
(7) CHANGE IN FISCAL YEAR

The California Portfolio changed it fiscal year end from March 31 to September 30, effective September 30, 1994.

INVESTMENT MANAGEMENT

OFFICERS                              INDEPENDENT TRUSTEES

THOMAS J. FETTER                      DONALD R. DWIGHT
President and Portfolio               President, Dwight Partners, Inc.
Manager of Florida and Ohio Tax       Chairman, Newspapers of New England,
Free Portfolios                       Inc.

JAMES B. HAWKES                       SAMUEL L. HAYES, III
Vice President, Trustee               Jacob H. Schiff Professor of
                                      Investment Banking,
ROBERT B. MACINTOSH                   Harvard University Graduate School
Vice President and Portfolio          of Business Administration
Manager of California and
Massachusetts Tax Free Portfolios     NORTON H. REAMER
                                      President and Director, United Asset
NICOLE ANDERES                        Management Corporation
Vice President and Portfolio
Manager of New York and Rhode         JOHN L. THORNDIKE
Island Tax Free Portfolios            Director, Fiduciary Company
                                      Incorporated
TIMOTHY T. BROWSE
Vice President and Portfolio          JACK L. TREYNOR
Manager of West Virginia Tax          Investment Adviser and Counsultant
Free Portfolio

CYNTHIA J. CLEMSON
Vice President and Portfolio
Manager of Mississippi Tax
Free Portfolio

JAMES L. O'CONNOR
Treasurer

THOMAS OTIS
Secretary